Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.0%
	Shares	Value ($)
Columbia Alternative Beta Fund, Institutional 3 Class(a),(b)	468,857	3,614,890
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	188,667	835,796
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	981,472	9,186,573
Total Alternative Strategies Funds (Cost $15,316,024)		13,637,259

Common Stocks 4.2%
Issuer	Shares	Value ($)
Communication Services 0.2%
Diversified Telecommunication Services 0.1%
Nippon Telegraph & Telephone Corp.	2,300	95,700
Telenor ASA	2,932	58,861
Total		154,561
Entertainment 0.0%
Glu Mobile, Inc.(b)	1,660	18,160
Marcus Corp. (The)	45	1,693
Total		19,853
Interactive Media & Services 0.0%
Meet Group, Inc. (The)(b)	2,275	12,649
Media 0.1%
Entravision Communications Corp., Class A	1,725	4,951
MSG Networks, Inc., Class A(b)	700	16,121
National CineMedia, Inc.	1,985	13,855
Nexstar Media Group, Inc., Class A	135	15,802
Publicis Groupe SA	305	18,090
TEGNA, Inc.	160	2,547
WPP PLC	7,582	94,558
Total		165,924
Wireless Telecommunication Services 0.0%
NTT DoCoMo, Inc.	3,700	80,348
Shenandoah Telecommunications Co.	363	15,003
Total		95,351
Total Communication Services		448,338
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 0.5%
Auto Components 0.0%
Dana, Inc.	250	4,875
Modine Manufacturing Co.(b)	260	3,845
Superior Industries International, Inc.	1,330	6,584
Tower International, Inc.	110	2,567
Total		17,871
Automobiles 0.1%
Fiat Chrysler Automobiles NV	5,594	86,170
Peugeot SA	3,600	94,322
Suzuki Motor Corp.	1,200	54,761
Total		235,253
Diversified Consumer Services 0.0%
Adtalem Global Education, Inc.(b)	62	3,058
Hotels, Restaurants & Leisure 0.1%
BJ’s Restaurants, Inc.	58	2,895
Bloomin’ Brands, Inc.	375	7,496
Boyd Gaming Corp.	185	5,324
Brinker International, Inc.	378	16,167
Dave & Buster’s Entertainment, Inc.	343	19,496
Dine Brands Global, Inc.	185	16,402
Penn National Gaming, Inc.(b)	525	11,377
Planet Fitness, Inc., Class A(b)	350	26,495
SeaWorld Entertainment, Inc.(b)	665	17,703
Total		123,355
Household Durables 0.1%
Barratt Developments PLC	903	7,086
Berkeley Group Holdings PLC	2,102	102,953
Nikon Corp.	1,400	19,524
Sony Corp.	2,500	125,920
Turtle Beach Corp.(b)	600	6,144
Zagg, Inc.(b)	1,330	10,959
Total		272,586
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 0.0%
Etsy, Inc.(b)	40	2,702
Stamps.com, Inc.(b)	94	8,065
Total		10,767
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	380	15,816
Sturm Ruger & Co., Inc.	283	15,845
Total		31,661
Multiline Retail 0.0%
Marks & Spencer Group PLC	2,253	8,399
Specialty Retail 0.1%
Abercrombie & Fitch Co., Class A	250	7,472
Bed Bath & Beyond, Inc.	910	15,206
Genesco, Inc.(b)	275	12,323
Hibbett Sports, Inc.(b)	285	5,900
MarineMax, Inc.(b)	645	11,152
Office Depot, Inc.	5,300	12,720
Rent-A-Center, Inc.(b)	590	14,709
Shoe Carnival, Inc.	350	12,481
Signet Jewelers Ltd.	121	2,805
Tailored Brands, Inc.	890	7,253
Total		102,021
Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	316	81,199
Burberry Group PLC	3,514	92,424
Crocs, Inc.(b)	70	1,950
Deckers Outdoor Corp.(b)	133	21,042
Fossil Group, Inc.(b)	875	11,436
Kering SA	113	66,792
Movado Group, Inc.	380	13,547
Pandora A/S	681	28,565
Vera Bradley, Inc.(b)	180	2,210
Total		319,165
Total Consumer Discretionary		1,124,136
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 0.4%
Beverages 0.1%
Carlsberg A/S, Class B	595	76,856
Coca-Cola European Partners PLC	1,788	95,819
Total		172,675
Food & Staples Retailing 0.1%
Casino Guichard Perrachon SA	1,601	65,542
Ingles Markets, Inc., Class A	150	4,118
Koninklijke Ahold Delhaize NV	4,220	101,573
Metro AG	2,492	42,205
SpartanNash Co.	940	15,200
Weis Markets, Inc.	90	3,785
Total		232,423
Food Products 0.1%
John B. Sanfilippo & Son, Inc.	160	11,538
Nestlé SA, Registered Shares	1,608	154,732
Total		166,270
Personal Products 0.0%
Edgewell Personal Care Co.(b)	295	12,163
L’Oreal SA	99	27,215
Medifast, Inc.	138	20,243
Usana Health Sciences, Inc.(b)	186	15,524
Total		75,145
Tobacco 0.1%
Imperial Brands PLC	3,372	107,113
Swedish Match AB	1,877	91,522
Vector Group Ltd.	300	2,859
Total		201,494
Total Consumer Staples		848,007
Energy 0.2%
Energy Equipment & Services 0.0%
Cactus, Inc., Class A(b)	400	14,520
Mammoth Energy Services, Inc.	370	5,768
Matrix Service Co.(b)	770	15,100
Noble Corp. PLC(b)	1,050	2,761
Profire Energy, Inc.(b)	1,300	2,054
Total		40,203

2	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA	213	7,024
California Resources Corp.(b)	515	10,856
CVR Energy, Inc.	350	15,964
Delek U.S. Holdings, Inc.	50	1,853
Denbury Resources, Inc.(b)	2,225	4,962
ENI SpA	5,847	99,800
Equinor ASA	2,023	45,126
Renewable Energy Group, Inc.(b)	160	3,859
REX American Resources Corp.(b)	57	4,817
Royal Dutch Shell PLC, Class B	5,510	177,075
Santos Ltd.	10,045	50,834
Southwestern Energy Co.(b)	1,525	6,024
W&T Offshore, Inc.(b)	245	1,563
World Fuel Services Corp.	120	3,702
Total		433,459
Total Energy		473,662
Financials 0.8%
Banks 0.3%
Banco Bilbao Vizcaya Argentaria SA	16,886	102,613
Bancorp, Inc. (The)(b)	1,620	16,540
Bank Leumi Le-Israel BM	14,783	101,116
Banner Corp.	113	5,991
BNP Paribas SA	498	26,504
Cadence BanCorp	370	8,418
CaixaBank SA	7,099	22,605
Cathay General Bancorp	515	18,947
Chemical Financial Corp.	260	11,422
Customers Bancorp, Inc.(b)	689	15,606
DBS Group Holdings Ltd.	5,400	112,295
Enterprise Financial Services Corp.	367	15,612
First BanCorp	1,670	18,871
Hancock Whitney Corp.	445	19,464
Hope Bancorp, Inc.	850	11,951
Iberiabank Corp.	265	21,068
International Bancshares Corp.	410	17,003
Metropolitan Bank Holding Corp.(b)	45	1,796
OFG Bancorp	855	17,254
Preferred Bank	291	14,314
Common Stocks (continued)
Issuer	Shares	Value ($)
Raiffeisen Bank International AG	1,866	49,748
S&T Bancorp, Inc.	130	5,210
Societe Generale SA	2,427	76,818
Total		711,166
Capital Markets 0.1%
3i Group PLC	2,229	31,115
Cohen & Steers, Inc.	40	2,006
Federated Investors, Inc., Class B	610	18,745
Greenhill & Co., Inc.	640	13,255
Macquarie Group Ltd.	911	86,576
Waddell & Reed Financial, Inc., Class A	835	15,640
Total		167,337
Consumer Finance 0.0%
Enova International, Inc.(b)	695	19,064
Nelnet, Inc., Class A	286	16,602
Total		35,666
Diversified Financial Services 0.0%
ORIX Corp.	7,000	99,161
Insurance 0.3%
Ageas	214	11,281
Allianz SE, Registered Shares	645	155,393
American Equity Investment Life Holding Co.	510	14,999
Assicurazioni Generali SpA	5,098	98,920
Aviva PLC	5,805	32,512
AXA SA	4,815	128,235
CNP Assurances	1,028	24,259
Dai-ichi Life Holdings, Inc.	6,200	89,496
Employers Holdings, Inc.	390	16,739
Genworth Financial, Inc., Class A(b)	1,725	6,538
Selective Insurance Group, Inc.	45	3,209
Tokio Marine Holdings, Inc.	400	20,266
Universal Insurance Holdings, Inc.	498	14,836
Total		616,683

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Arbor Realty Trust, Inc.	333	4,549
Ladder Capital Corp., Class A	1,028	17,887
PennyMac Mortgage Investment Trust	95	1,995
Western Asset Mortgage Capital Corp.	1,150	12,098
Total		36,529
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.(b)	500	23,725
Federal Agricultural Mortgage Corp.	216	16,520
Merchants Bancorp	175	4,231
MGIC Investment Corp.(b)	1,539	22,531
NMI Holdings, Inc., Class A(b)	560	15,725
Radian Group, Inc.	965	22,600
Total		105,332
Total Financials		1,771,874
Health Care 0.5%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	250	6,012
Alder Biopharmaceuticals, Inc.(b)	763	10,369
Arena Pharmaceuticals, Inc.(b)	85	3,889
Array BioPharma, Inc.(b)	540	12,209
Atara Biotherapeutics, Inc.(b)	270	9,072
bluebird bio, Inc.(b)	61	8,652
Blueprint Medicines Corp.(b)	55	4,159
Clovis Oncology, Inc.(b)	180	3,289
Dynavax Technologies Corp.(b)	505	3,358
FibroGen, Inc.(b)	105	4,907
Gossamer Bio, Inc.(b)	256	4,342
Immunomedics, Inc.(b)	820	13,136
Insmed, Inc.(b)	283	8,614
Intercept Pharmaceuticals, Inc.(b)	50	4,309
Mirati Therapeutics, Inc.(b)	165	9,816
Precision BioSciences, Inc.(b)	477	6,201
Puma Biotechnology, Inc.(b)	215	6,906
Rubius Therapeutics, Inc.(b)	200	3,498
Sage Therapeutics, Inc.(b)	64	10,767
Sarepta Therapeutics, Inc.(b)	69	8,069
TCR2 Therapeutics, Inc.(b)	480	7,982
Common Stocks (continued)
Issuer	Shares	Value ($)
Turning Point Therapeutics, Inc.(b)	155	5,394
Ultragenyx Pharmaceutical, Inc.(b)	70	4,620
uniQure NV(b)	142	7,979
Total		167,549
Health Care Equipment & Supplies 0.0%
Accuray, Inc.(b)	450	1,863
Alcon, Inc.(b)	1	46
Integer Holdings Corp.(b)	228	15,752
LivaNova PLC(b)	77	5,305
Meridian Bioscience, Inc.	520	5,985
Quidel Corp.(b)	266	17,008
SurModics, Inc.(b)	290	12,598
Varex Imaging Corp.(b)	365	11,987
Total		70,544
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	900	25,113
Amedisys, Inc.(b)	24	3,067
Corvel Corp.(b)	31	2,226
Ensign Group, Inc. (The)	383	19,732
Medipal Holdings Corp.	2,500	56,216
Patterson Companies, Inc.	720	15,725
Providence Service Corp. (The)(b)	61	4,046
RadNet, Inc.(b)	70	848
Tenet Healthcare Corp.(b)	70	1,533
Tivity Health, Inc.(b)	385	8,324
Triple-S Management Corp., Class B(b)	532	12,087
Total		148,917
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	295	16,570
Syneos Health, Inc.(b)	407	19,101
Total		35,671
Pharmaceuticals 0.3%
Aerie Pharmaceuticals, Inc.(b)	235	8,965
ANI Pharmaceuticals, Inc.(b)	247	17,532
Astellas Pharma, Inc.	7,300	98,870
Dainippon Sumitomo Pharma Co., Ltd.	2,200	48,605
Eisai Co., Ltd.	500	29,115
Endo International PLC(b)	1,670	12,525

4	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
GlaxoSmithKline PLC	5,420	111,203
GW Pharmaceuticals PLC, ADR(b)	55	9,312
H Lundbeck A/S	1,788	75,213
Horizon Pharma PLC(b)	460	11,744
Medicines Co. (The)(b)	220	7,029
Novartis AG, Registered Shares	1,059	86,481
Odonate Therapeutics, Inc.(b)	300	5,898
Phibro Animal Health Corp., Class A	30	1,041
Prestige Consumer Healthcare, Inc.(b)	210	6,178
Roche Holding AG, Genusschein Shares	728	191,904
Supernus Pharmaceuticals, Inc.(b)	190	6,979
Total		728,594
Total Health Care		1,151,275
Industrials 0.6%
Aerospace & Defense 0.0%
Dassault Aviation SA	54	81,704
National Presto Industries, Inc.	147	15,656
Total		97,360
Air Freight & Logistics 0.0%
SG Holdings Co., Ltd.	2,500	66,947
Building Products 0.0%
Advanced Drainage Systems, Inc.	570	15,988
Continental Building Product(b)	540	13,851
CSW Industrials, Inc.(b)	35	2,098
Gibraltar Industries, Inc.(b)	70	2,777
Masonite International Corp.(b)	116	5,973
Quanex Building Products Corp.	480	8,026
Total		48,713
Commercial Services & Supplies 0.0%
Deluxe Corp.	181	8,094
Ennis, Inc.	355	7,164
HNI Corp.	400	14,684
Quad/Graphics, Inc.	675	8,242
SP Plus Corp.(b)	300	10,356
Total		48,540
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	2,561	117,568
CIMIC Group Ltd.	2,392	85,332
EMCOR Group, Inc.	100	8,414
Great Lakes Dredge & Dock Corp.(b)	1,640	16,777
NV5 Global, Inc.(b)	49	3,104
Skanska AB, Class B	4,772	83,100
Taisei Corp.	1,700	74,800
Total		389,095
Electrical Equipment 0.1%
Atkore International Group, Inc.(b)	710	17,580
Fuji Electric Co., Ltd.	2,700	95,718
Generac Holdings, Inc.(b)	249	13,692
Total		126,990
Machinery 0.1%
Atlas Copco AB, Class A	204	6,368
EnPro Industries, Inc.	241	17,911
Federal Signal Corp.	705	20,283
Global Brass & Copper Holdings, Inc.	425	18,441
Gorman-Rupp Co.	130	4,329
Hillenbrand, Inc.	425	18,283
Kadant, Inc.	33	3,237
Milacron Holdings Corp.(b)	1,080	15,779
Mitsubishi Heavy Industries Ltd.	1,900	79,183
Rexnord Corp.(b)	680	19,448
Sumitomo Heavy Industries Ltd.	2,200	78,226
Wabash National Corp.	970	14,627
Watts Water Technologies, Inc., Class A	32	2,739
Total		298,854
Professional Services 0.1%
Heidrick & Struggles International, Inc.	425	15,207
Kforce, Inc.	470	16,929
Korn/Ferry International	310	14,576
Wolters Kluwer NV	1,090	76,018
Total		122,730

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.0%
ArcBest Corp.	462	14,118
Aurizon Holdings Ltd.	11,901	39,934
Saia, Inc.(b)	192	12,363
USA Truck, Inc.(b)	100	1,424
YRC Worldwide, Inc.(b)	575	3,916
Total		71,755
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	280	16,783
Kaman Corp.	274	16,964
Toyota Tsusho Corp.	3,000	99,647
Total		133,394
Total Industrials		1,404,378
Information Technology 0.4%
Communications Equipment 0.0%
ADTRAN, Inc.	1,040	17,826
Netscout Systems, Inc.(b)	170	4,998
Total		22,824
Electronic Equipment, Instruments & Components 0.1%
AVX Corp.	430	7,013
Benchmark Electronics, Inc.	75	2,027
Fabrinet (b)	346	20,940
Insight Enterprises, Inc.(b)	296	16,748
Kyocera Corp.	800	51,988
Novanta, Inc.(b)	209	18,187
PC Connection, Inc.	395	14,678
Scansource, Inc.(b)	145	5,459
Tech Data Corp.(b)	148	15,778
Venture Corp., Ltd.	3,300	41,386
Total		194,204
IT Services 0.0%
Cardtronics PLC, Class A(b)	510	18,238
Cass Information Systems, Inc.	44	2,170
Everi Holdings, Inc.(b)	1,250	12,862
EVERTEC, Inc.	605	18,943
MAXIMUS, Inc.	221	16,277
TTEC Holdings, Inc.	305	11,120
Total		79,610
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	1,864	16,888
Cirrus Logic, Inc.(b)	465	22,125
Diodes, Inc.(b)	459	16,717
MACOM Technology Solutions Holdings, Inc.(b)	380	5,278
NXP Semiconductors NV	396	41,825
Photronics, Inc.(b)	360	3,362
Sumco Corp.	4,000	52,767
Synaptics, Inc.(b)	465	17,517
Tokyo Electron Ltd.	600	95,240
Total		271,719
Software 0.1%
CommVault Systems, Inc.(b)	298	15,675
HubSpot, Inc.(b)	139	25,644
j2 Global, Inc.	252	22,080
Paylocity Holding Corp.(b)	206	19,889
Progress Software Corp.	425	19,384
Qualys, Inc.(b)	104	9,387
SPS Commerce, Inc.(b)	141	14,628
Tenable Holdings, Inc.(b)	460	16,514
TiVo Corp.	1,640	15,367
Trend Micro, Inc.	900	44,993
Total		203,561
Technology Hardware, Storage & Peripherals 0.1%
Cray, Inc.(b)	115	3,020
FUJIFILM Holdings Corp.	2,100	98,104
Immersion Corp.(b)	1,770	16,727
Total		117,851
Total Information Technology		889,769
Materials 0.3%
Chemicals 0.1%
Balchem Corp.	72	7,309
Chase Corp.	43	4,028
Covestro AG	1,325	72,448
Ingevity Corp.(b)	193	22,197
Quaker Chemical Corp.	27	6,043
Stepan Co.	122	11,290
Total		123,315

6	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.2%
Anglo American PLC	3,677	95,004
BHP Group Ltd.	4,718	124,849
Materion Corp.	312	18,105
Rio Tinto PLC	2,373	138,165
Schnitzer Steel Industries, Inc., Class A	620	14,707
South32 Ltd.	2,436	5,753
Total		396,583
Paper & Forest Products 0.0%
Louisiana-Pacific Corp.	830	20,792
UPM-Kymmene OYJ	1,278	35,993
Verso Corp., Class A(b)	295	6,584
Total		63,369
Total Materials		583,267
Real Estate 0.2%
Equity Real Estate Investment Trusts (REITS) 0.1%
American Assets Trust, Inc.	345	15,936
Americold Realty Trust	505	16,165
Braemar Hotels & Resorts, Inc.	490	6,811
CoreCivic, Inc.	860	17,897
CorEnergy Infrastructure Trust, Inc.	437	16,514
EastGroup Properties, Inc.	129	14,749
GEO Group, Inc. (The)	800	16,016
Industrial Logistics Properties Trust	225	4,466
Investors Real Estate Trust	250	15,070
Mirvac Group	45,170	90,425
Piedmont Office Realty Trust, Inc.	330	6,871
PS Business Parks, Inc.	122	18,742
Ryman Hospitality Properties, Inc.	47	3,741
Washington Prime Group, Inc.	2,750	12,237
Xenia Hotels & Resorts, Inc.	870	18,835
Total		274,475
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd.	500	4,020
Kerry Properties Ltd.	23,500	100,589
RE/MAX Holdings, Inc., Class A	55	2,383
RMR Group, Inc. (The), Class A	244	14,113
Swire Pacific Ltd., Class A	2,000	25,327
Total		146,432
Total Real Estate		420,907
Utilities 0.1%
Electric Utilities 0.0%
El Paso Electric Co.	123	7,517
IDACORP, Inc.	211	20,893
Otter Tail Corp.	34	1,744
Portland General Electric Co.	425	22,232
Total		52,386
Gas Utilities 0.0%
Chesapeake Utilities Corp.	172	15,934
Southwest Gas Holdings, Inc.	192	15,973
Total		31,907
Multi-Utilities 0.1%
AGL Energy Ltd.	5,528	86,725
Centrica PLC	52,863	73,242
NorthWestern Corp.	124	8,661
RWE AG(b)	3,528	90,101
Total		258,729
Water Utilities 0.0%
SJW Corp.	54	3,351
Total Utilities		346,373
Total Common Stocks (Cost $9,074,842)		9,461,986

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2019 (Unaudited)
Equity Funds 17.6%
	Shares	Value ($)
International 3.3%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	164,830	1,120,842
Columbia Emerging Markets Fund, Institutional 3 Class(a)	202,753	2,607,395
Columbia Overseas Core Fund, Institutional 3 Class(a)	280,120	2,694,756
Columbia Overseas Value Fund, Institutional 3 Class(a)	119,072	1,120,470
Total		7,543,463
U.S. Large Cap 14.2%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	137,552	3,599,732
Columbia Disciplined Core Fund, Institutional 3 Class(a)	745,565	9,282,283
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	629,060	5,938,329
Columbia Disciplined Value Fund, Institutional 3 Class(a)	690,968	6,785,306
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	463,713	6,723,839
Total		32,329,489
U.S. Small Cap 0.1%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	6,955	161,148
Total Equity Funds (Cost $35,691,889)		40,034,100

Fixed-Income Funds 58.9%

Emerging Markets 1.3%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	261,086	2,905,888
High Yield 1.9%
Columbia Income Opportunities Fund, Institutional 3 Class(a)	457,602	4,479,927
Fixed-Income Funds (continued)
	Shares	Value ($)
Inflation Protected Securities 2.0%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	477,593	4,494,148
Investment Grade 53.7%
Columbia Corporate Income Fund, Institutional 3 Class(a)	1,555,384	15,787,147
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,058,125	10,433,111
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	314,768	3,176,015
Columbia Quality Income Fund, Institutional 3 Class(a)	6,067,462	32,946,321
Columbia Short Term Bond Fund, Institutional 3 Class(a)	1,615,132	16,102,862
Columbia Total Return Bond Fund, Institutional 3 Class(a)	1,507,561	13,643,429
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,714,069	30,044,740
Total		122,133,625
Total Fixed-Income Funds (Cost $134,707,809)		134,013,588

Money Market Funds 13.1%

Columbia Government Money Market Fund, Institutional 3 Class, 1.967%(a),(c)	840,107	840,107
Columbia Short-Term Cash Fund, 2.519%(a),(c)	29,014,762	29,011,860
Total Money Market Funds (Cost $29,854,034)		29,851,967
Total Investments in Securities (Cost: $224,644,598)		226,998,900
Other Assets & Liabilities, Net		426,628
Net Assets		227,425,528

At April 30, 2019, securities and/or cash totaling $376,760 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
95,000 AUD	66,553 USD	JPMorgan	06/13/2019	—	(487)
133,000 DKK	19,898 USD	JPMorgan	06/13/2019	—	(163)
264,000 ILS	72,926 USD	JPMorgan	06/13/2019	—	(659)
458,000 NOK	52,820 USD	JPMorgan	06/13/2019	—	(359)
8	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
91,000 SGD	66,715 USD	JPMorgan	06/13/2019	—	(240)
52,904 USD	41,000 GBP	JPMorgan	06/13/2019	685	—
Total				685	(1,908)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	9	06/2019	USD	1,326,825	49,464	—
U.S. Treasury 10-Year Note	176	06/2019	USD	21,766,250	210,188	—
Total					259,652	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(55)	06/2019	USD	(2,970,550)	—	(116,180)
Russell 2000 E-mini	(8)	06/2019	USD	(637,680)	—	(9,287)
Total					—	(125,467)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Alternative Beta Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(112,526)	—	3,614,890
Columbia Commodity Strategy Fund, Institutional 3 Class
	186,681	4,331	(2,345)	188,667	—	(3,079)	4,781	—	835,796
Columbia Contrarian Core Fund, Institutional 3 Class
	151,391	1,011	(14,850)	137,552	—	88,177	264,252	—	3,599,732
Columbia Contrarian Europe Fund, Institutional 3 Class
	181,857	2,236	(19,263)	164,830	—	2,518	118,400	—	1,120,842
Columbia Corporate Income Fund, Institutional 3 Class
	1,584,004	25,333	(53,953)	1,555,384	—	(12,740)	435,724	138,331	15,787,147
Columbia Disciplined Core Fund, Institutional 3 Class
	800,782	5,994	(61,211)	745,565	—	185,185	549,907	—	9,282,283
Columbia Disciplined Growth Fund, Institutional 3 Class
	714,084	36,509	(121,533)	629,060	—	(13,162)	520,902	—	5,938,329
Columbia Disciplined Value Fund, Institutional 3 Class
	722,928	87,854	(119,814)	690,968	—	64,281	303,237	—	6,785,306
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	263,079	8,270	(10,263)	261,086	—	(3,178)	34,160	30,225	2,905,888
Columbia Emerging Markets Fund, Institutional 3 Class
	223,639	3,970	(24,856)	202,753	—	82,713	95,525	—	2,607,395
Columbia Government Money Market Fund, Institutional 3 Class, 1.967%
	844,570	19,339	(23,802)	840,107	—	—	—	4,315	840,107
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Income Opportunities Fund, Institutional 3 Class
	467,329	11,369	(21,096)	457,602	—	(4,159)	129,334	57,640	4,479,927
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	489,002	12,105	(23,514)	477,593	—	(27,531)	133,986	—	4,494,148
Columbia Limited Duration Credit Fund, Institutional 3 Class
	1,083,059	16,590	(41,524)	1,058,125	—	(9,225)	170,718	77,150	10,433,111
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	310,880	6,314	(2,426)	314,768	—	184	40,605	28,830	3,176,015
Columbia Multi-Asset Income Fund, Institutional 3 Class
	966,411	15,061	—	981,472	—	—	262,684	139,216	9,186,573
Columbia Overseas Core Fund, Institutional 3 Class
	289,432	3,911	(13,223)	280,120	—	(7,783)	149,119	—	2,694,756
Columbia Overseas Value Fund, Institutional 3 Class
	122,955	1,795	(5,678)	119,072	—	8,990	44,961	—	1,120,470
Columbia Quality Income Fund, Institutional 3 Class
	6,053,323	99,091	(84,952)	6,067,462	—	(6,214)	309,246	267,348	32,946,321
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	509,436	2,662	(48,385)	463,713	—	112,433	503,588	—	6,723,839
Columbia Short Term Bond Fund, Institutional 3 Class
	1,605,559	28,820	(19,247)	1,615,132	—	1,911	126,222	115,433	16,102,862
Columbia Short-Term Cash Fund, 2.519%
	28,626,985	2,438,565	(2,050,788)	29,014,762	—	(102)	101	175,346	29,011,860
Columbia Small Cap Index Fund, Institutional 3 Class
	6,955	—	—	6,955	—	—	7,372	—	161,148
Columbia Total Return Bond Fund, Institutional 3 Class
	1,507,411	23,874	(23,724)	1,507,561	—	(4,385)	169,304	114,805	13,643,429
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	2,703,849	38,607	(28,387)	2,714,069	—	(17,084)	235,146	159,092	30,044,740
Total					—	437,750	4,496,748	1,307,731	217,536,914

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2019.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
DKK	Danish Krone
GBP	British Pound
ILS	New Israeli Sheqel
NOK	Norwegian Krone
SGD	Singapore Dollar
10	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2019 (Unaudited)
Currency Legend  (continued)
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	13,637,259	—	—	—	13,637,259
Common Stocks
Communication Services	100,781	347,557	—	—	448,338
Consumer Discretionary	356,021	768,115	—	—	1,124,136
Consumer Staples	181,249	666,758	—	—	848,007
Energy	93,803	379,859	—	—	473,662
Financials	502,961	1,268,913	—	—	1,771,874
Health Care	428,509	722,766	—	—	1,151,275
Industrials	419,833	984,545	—	—	1,404,378
Information Technology	505,291	384,478	—	—	889,769
Materials	111,055	472,212	—	—	583,267
Real Estate	200,546	220,361	—	—	420,907
Utilities	96,305	250,068	—	—	346,373
Total Common Stocks	2,996,354	6,465,632	—	—	9,461,986
Equity Funds	40,034,100	—	—	—	40,034,100
Fixed-Income Funds	134,013,588	—	—	—	134,013,588
Money Market Funds	840,107	—	—	29,011,860	29,851,967
Total Investments in Securities	191,521,408	6,465,632	—	29,011,860	226,998,900
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	685	—	—	685
Futures Contracts	259,652	—	—	—	259,652
Liability
Forward Foreign Currency Exchange Contracts	—	(1,908)	—	—	(1,908)
Futures Contracts	(125,467)	—	—	—	(125,467)
Total	191,655,593	6,464,409	—	29,011,860	227,131,862
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
12	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 5.0%
	Shares	Value ($)
Columbia Alternative Beta Fund, Institutional 3 Class(a),(b)	468,857	3,614,890
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	573,332	2,539,863
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	2,174,392	20,352,306
Total Alternative Strategies Funds (Cost $29,161,899)		26,507,059

Common Stocks 2.8%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.0%
Nippon Telegraph & Telephone Corp.	3,500	145,629
Telenor ASA	4,487	90,079
Total		235,708
Entertainment 0.0%
Glu Mobile, Inc.(b)	2,775	30,358
Marcus Corp. (The)	80	3,010
Total		33,368
Interactive Media & Services 0.0%
Meet Group, Inc. (The)(b)	3,800	21,128
Media 0.1%
Entravision Communications Corp., Class A	2,900	8,323
MSG Networks, Inc., Class A(b)	1,170	26,945
National CineMedia, Inc.	3,300	23,034
Nexstar Media Group, Inc., Class A	225	26,336
Publicis Groupe SA	468	27,757
TEGNA, Inc.	275	4,378
WPP PLC	11,629	145,031
Total		261,804
Wireless Telecommunication Services 0.0%
NTT DoCoMo, Inc.	5,700	123,779
Shenandoah Telecommunications Co.	605	25,005
Total		148,784
Total Communication Services		700,792
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components 0.0%
Dana, Inc.	420	8,190
Modine Manufacturing Co.(b)	440	6,507
Superior Industries International, Inc.	2,225	11,014
Tower International, Inc.	180	4,201
Total		29,912
Automobiles 0.1%
Fiat Chrysler Automobiles NV	8,580	132,167
Peugeot SA	5,511	144,391
Suzuki Motor Corp.	1,800	82,141
Total		358,699
Diversified Consumer Services 0.0%
Adtalem Global Education, Inc.(b)	105	5,179
Hotels, Restaurants & Leisure 0.0%
BJ’s Restaurants, Inc.	100	4,991
Bloomin’ Brands, Inc.	580	11,594
Boyd Gaming Corp.	310	8,922
Brinker International, Inc.	630	26,945
Dave & Buster’s Entertainment, Inc.	570	32,399
Dine Brands Global, Inc.	308	27,307
Penn National Gaming, Inc.(b)	880	19,070
Planet Fitness, Inc., Class A(b)	580	43,906
SeaWorld Entertainment, Inc.(b)	1,110	29,548
Total		204,682
Household Durables 0.1%
Barratt Developments PLC	1,385	10,869
Berkeley Group Holdings PLC	3,224	157,906
Nikon Corp.	2,100	29,286
Sony Corp.	3,800	191,399
Turtle Beach Corp.(b)	990	10,138
Zagg, Inc.(b)	2,215	18,251
Total		417,849
Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 0.0%
Etsy, Inc.(b)	65	4,390
Stamps.com, Inc.(b)	155	13,299
Total		17,689
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	630	26,221
Sturm Ruger & Co., Inc.	470	26,315
Total		52,536
Multiline Retail 0.0%
Marks & Spencer Group PLC	3,456	12,884
Specialty Retail 0.0%
Abercrombie & Fitch Co., Class A	420	12,554
Bed Bath & Beyond, Inc.	1,510	25,232
Genesco, Inc.(b)	455	20,389
Hibbett Sports, Inc.(b)	480	9,936
MarineMax, Inc.(b)	1,070	18,500
Office Depot, Inc.	8,800	21,120
Rent-A-Center, Inc.(b)	980	24,431
Shoe Carnival, Inc.	585	20,861
Signet Jewelers Ltd.	195	4,520
Tailored Brands, Inc.	1,490	12,144
Total		169,687
Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	484	124,368
Burberry Group PLC	5,375	141,372
Crocs, Inc.(b)	120	3,342
Deckers Outdoor Corp.(b)	222	35,123
Fossil Group, Inc.(b)	1,460	19,082
Kering SA	173	102,257
Movado Group, Inc.	630	22,459
Pandora A/S	1,044	43,791
Vera Bradley, Inc.(b)	300	3,684
Total		495,478
Total Consumer Discretionary		1,764,595
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 0.3%
Beverages 0.1%
Carlsberg A/S, Class B	911	117,674
Coca-Cola European Partners PLC	2,737	146,676
Total		264,350
Food & Staples Retailing 0.1%
Casino Guichard Perrachon SA	2,450	100,299
Ingles Markets, Inc., Class A	250	6,863
Koninklijke Ahold Delhaize NV	6,456	155,393
Metro AG	3,822	64,730
SpartanNash Co.	1,570	25,387
Weis Markets, Inc.	145	6,097
Total		358,769
Food Products 0.0%
John B. Sanfilippo & Son, Inc.	265	19,109
Nestlé SA, Registered Shares	2,466	237,295
Total		256,404
Personal Products 0.0%
Edgewell Personal Care Co.(b)	490	20,203
L’Oreal SA	151	41,510
Medifast, Inc.	230	33,739
Usana Health Sciences, Inc.(b)	310	25,873
Total		121,325
Tobacco 0.1%
Imperial Brands PLC	5,157	163,814
Swedish Match AB	2,879	140,379
Vector Group Ltd.	500	4,765
Total		308,958
Total Consumer Staples		1,309,806
Energy 0.1%
Energy Equipment & Services 0.0%
Cactus, Inc., Class A(b)	660	23,958
Mammoth Energy Services, Inc.	610	9,510
Matrix Service Co.(b)	1,290	25,297
Noble Corp. PLC(b)	2,200	5,786
Profire Energy, Inc.(b)	2,200	3,476
Total		68,027

14	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.1%
Aker BP ASA	327	10,783
California Resources Corp.(b)	855	18,023
CVR Energy, Inc.	580	26,454
Delek U.S. Holdings, Inc.	80	2,965
Denbury Resources, Inc.(b)	3,700	8,251
ENI SpA	8,944	152,661
Equinor ASA	3,096	69,062
Renewable Energy Group, Inc.(b)	260	6,271
REX American Resources Corp.(b)	95	8,028
Royal Dutch Shell PLC, Class B	8,451	271,591
Santos Ltd.	15,406	77,964
Southwestern Energy Co.(b)	2,550	10,072
W&T Offshore, Inc.(b)	400	2,552
World Fuel Services Corp.	200	6,170
Total		670,847
Total Energy		738,874
Financials 0.5%
Banks 0.2%
Banco Bilbao Vizcaya Argentaria SA	25,897	157,372
Bancorp, Inc. (The)(b)	2,700	27,567
Bank Leumi Le-Israel BM	22,673	155,083
Banner Corp.	190	10,074
BNP Paribas SA	762	40,554
Cadence BanCorp	620	14,105
CaixaBank SA	10,888	34,670
Cathay General Bancorp	860	31,639
Chemical Financial Corp.	430	18,890
Customers Bancorp, Inc.(b)	1,151	26,070
DBS Group Holdings Ltd.	8,300	172,602
Enterprise Financial Services Corp.	610	25,949
First BanCorp	2,775	31,358
Hancock Whitney Corp.	740	32,368
Hope Bancorp, Inc.	1,420	19,965
Iberiabank Corp.	440	34,980
International Bancshares Corp.	680	28,200
Metropolitan Bank Holding Corp.(b)	75	2,993
OFG Bancorp	1,420	28,656
Preferred Bank	485	23,857
Common Stocks (continued)
Issuer	Shares	Value ($)
Raiffeisen Bank International AG	2,862	76,302
S&T Bancorp, Inc.	215	8,617
Societe Generale SA	3,710	117,427
Total		1,119,298
Capital Markets 0.1%
3i Group PLC	3,410	47,601
Cohen & Steers, Inc.	65	3,260
Federated Investors, Inc., Class B	1,020	31,345
Greenhill & Co., Inc.	1,060	21,953
Macquarie Group Ltd.	1,394	132,477
Waddell & Reed Financial, Inc., Class A	1,390	26,035
Total		262,671
Consumer Finance 0.0%
Enova International, Inc.(b)	1,160	31,819
Nelnet, Inc., Class A	485	28,154
Total		59,973
Diversified Financial Services 0.0%
ORIX Corp.	10,700	151,574
Insurance 0.2%
Ageas	328	17,291
Allianz SE, Registered Shares	986	237,547
American Equity Investment Life Holding Co.	850	24,999
Assicurazioni Generali SpA	7,818	151,698
Aviva PLC	8,879	49,728
AXA SA	7,367	196,201
CNP Assurances	1,572	37,097
Dai-ichi Life Holdings, Inc.	9,500	137,131
Employers Holdings, Inc.	650	27,898
Genworth Financial, Inc., Class A(b)	2,850	10,802
Selective Insurance Group, Inc.	75	5,348
Tokio Marine Holdings, Inc.	600	30,399
Universal Insurance Holdings, Inc.	831	24,755
Total		950,894

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Arbor Realty Trust, Inc.	555	7,581
Ladder Capital Corp., Class A	1,714	29,824
PennyMac Mortgage Investment Trust	160	3,360
Western Asset Mortgage Capital Corp.	1,900	19,988
Total		60,753
Thrifts & Mortgage Finance 0.0%
Essent Group Ltd.(b)	830	39,384
Federal Agricultural Mortgage Corp.	360	27,533
Merchants Bancorp	290	7,012
MGIC Investment Corp.(b)	2,560	37,478
NMI Holdings, Inc., Class A(b)	930	26,114
Radian Group, Inc.	1,600	37,472
Total		174,993
Total Financials		2,780,156
Health Care 0.4%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	410	9,861
Alder Biopharmaceuticals, Inc.(b)	1,254	17,042
Arena Pharmaceuticals, Inc.(b)	140	6,405
Array BioPharma, Inc.(b)	900	20,349
Atara Biotherapeutics, Inc.(b)	440	14,784
bluebird bio, Inc.(b)	103	14,608
Blueprint Medicines Corp.(b)	95	7,183
Clovis Oncology, Inc.(b)	305	5,572
Dynavax Technologies Corp.(b)	840	5,586
FibroGen, Inc.(b)	175	8,178
Gossamer Bio, Inc.(b)	420	7,123
Immunomedics, Inc.(b)	1,360	21,787
Insmed, Inc.(b)	478	14,550
Intercept Pharmaceuticals, Inc.(b)	83	7,153
Mirati Therapeutics, Inc.(b)	275	16,360
Precision BioSciences, Inc.(b)	796	10,348
Puma Biotechnology, Inc.(b)	360	11,563
Rubius Therapeutics, Inc.(b)	320	5,597
Sage Therapeutics, Inc.(b)	106	17,832
Sarepta Therapeutics, Inc.(b)	117	13,682
TCR2 Therapeutics, Inc.(b)	790	13,138
Common Stocks (continued)
Issuer	Shares	Value ($)
Turning Point Therapeutics, Inc.(b)	260	9,048
Ultragenyx Pharmaceutical, Inc.(b)	120	7,920
uniQure NV(b)	235	13,205
Total		278,874
Health Care Equipment & Supplies 0.0%
Accuray, Inc.(b)	750	3,105
Alcon, Inc.(b)	0	12
Integer Holdings Corp.(b)	380	26,254
LivaNova PLC(b)	130	8,956
Meridian Bioscience, Inc.	875	10,071
Quidel Corp.(b)	445	28,453
SurModics, Inc.(b)	485	21,069
Varex Imaging Corp.(b)	610	20,032
Total		117,952
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	1,400	39,065
Amedisys, Inc.(b)	40	5,113
Corvel Corp.(b)	50	3,590
Ensign Group, Inc. (The)	635	32,715
Medipal Holdings Corp.	3,800	85,448
Patterson Companies, Inc.	1,200	26,208
Providence Service Corp. (The)(b)	100	6,633
RadNet, Inc.(b)	130	1,574
Tenet Healthcare Corp.(b)	120	2,628
Tivity Health, Inc.(b)	640	13,837
Triple-S Management Corp., Class B(b)	890	20,221
Total		237,032
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	490	27,523
Syneos Health, Inc.(b)	675	31,678
Total		59,201
Pharmaceuticals 0.2%
Aerie Pharmaceuticals, Inc.(b)	390	14,878
ANI Pharmaceuticals, Inc.(b)	410	29,102
Astellas Pharma, Inc.	11,200	151,691
Dainippon Sumitomo Pharma Co., Ltd.	3,400	75,117
Eisai Co., Ltd.	800	46,585
Endo International PLC(b)	2,790	20,925

16	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
GlaxoSmithKline PLC	8,313	170,559
GW Pharmaceuticals PLC, ADR(b)	93	15,746
H Lundbeck A/S	2,737	115,133
Horizon Pharma PLC(b)	770	19,658
Medicines Co. (The)(b)	360	11,502
Novartis AG, Registered Shares	1,621	132,375
Odonate Therapeutics, Inc.(b)	475	9,338
Phibro Animal Health Corp., Class A	45	1,562
Prestige Consumer Healthcare, Inc.(b)	350	10,297
Roche Holding AG, Genusschein Shares	1,114	293,656
Supernus Pharmaceuticals, Inc.(b)	325	11,937
Total		1,130,061
Total Health Care		1,823,120
Industrials 0.4%
Aerospace & Defense 0.0%
Dassault Aviation SA	83	125,582
National Presto Industries, Inc.	245	26,093
Total		151,675
Air Freight & Logistics 0.0%
SG Holdings Co., Ltd.	3,800	101,760
Building Products 0.0%
Advanced Drainage Systems, Inc.	950	26,647
Continental Building Product(b)	900	23,085
CSW Industrials, Inc.(b)	60	3,597
Gibraltar Industries, Inc.(b)	120	4,760
Masonite International Corp.(b)	195	10,041
Quanex Building Products Corp.	805	13,460
Total		81,590
Commercial Services & Supplies 0.0%
Deluxe Corp.	300	13,416
Ennis, Inc.	590	11,906
HNI Corp.	665	24,412
Quad/Graphics, Inc.	1,120	13,675
SP Plus Corp.(b)	500	17,260
Total		80,669
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	3,919	179,910
CIMIC Group Ltd.	3,668	130,851
EMCOR Group, Inc.	165	13,883
Great Lakes Dredge & Dock Corp.(b)	2,720	27,826
NV5 Global, Inc.(b)	80	5,067
Skanska AB, Class B	7,304	127,193
Taisei Corp.	2,600	114,400
Total		599,130
Electrical Equipment 0.1%
Atkore International Group, Inc.(b)	1,180	29,217
Fuji Electric Co., Ltd.	4,100	145,349
Generac Holdings, Inc.(b)	415	22,821
Total		197,387
Machinery 0.1%
Atlas Copco AB, Class A	313	9,770
EnPro Industries, Inc.	400	29,728
Federal Signal Corp.	1,180	33,949
Global Brass & Copper Holdings, Inc.	710	30,807
Gorman-Rupp Co.	215	7,159
Hillenbrand, Inc.	700	30,114
Kadant, Inc.	55	5,395
Milacron Holdings Corp.(b)	1,800	26,298
Mitsubishi Heavy Industries Ltd.	2,900	120,858
Rexnord Corp.(b)	1,130	32,318
Sumitomo Heavy Industries Ltd.	3,400	120,895
Wabash National Corp.	1,610	24,279
Watts Water Technologies, Inc., Class A	55	4,707
Total		476,277
Professional Services 0.0%
Heidrick & Struggles International, Inc.	710	25,404
Kforce, Inc.	780	28,096
Korn/Ferry International	515	24,215
Wolters Kluwer NV	1,669	116,398
Total		194,113

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.0%
ArcBest Corp.	770	23,531
Aurizon Holdings Ltd.	18,253	61,248
Saia, Inc.(b)	320	20,605
USA Truck, Inc.(b)	160	2,278
YRC Worldwide, Inc.(b)	975	6,640
Total		114,302
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	465	27,872
Kaman Corp.	455	28,169
Toyota Tsusho Corp.	4,600	152,793
Total		208,834
Total Industrials		2,205,737
Information Technology 0.3%
Communications Equipment 0.0%
ADTRAN, Inc.	1,730	29,652
Netscout Systems, Inc.(b)	280	8,232
Total		37,884
Electronic Equipment, Instruments & Components 0.1%
AVX Corp.	710	11,580
Benchmark Electronics, Inc.	120	3,244
Fabrinet (b)	575	34,799
Insight Enterprises, Inc.(b)	495	28,007
Kyocera Corp.	1,200	77,981
Novanta, Inc.(b)	347	30,196
PC Connection, Inc.	660	24,526
Scansource, Inc.(b)	240	9,036
Tech Data Corp.(b)	246	26,226
Venture Corp., Ltd.	5,100	63,960
Total		309,555
IT Services 0.0%
Cardtronics PLC, Class A(b)	850	30,396
Cass Information Systems, Inc.	72	3,552
Everi Holdings, Inc.(b)	2,075	21,352
EVERTEC, Inc.	1,010	31,623
MAXIMUS, Inc.	370	27,251
TTEC Holdings, Inc.	505	18,412
Total		132,586
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	3,105	28,131
Cirrus Logic, Inc.(b)	750	35,685
Diodes, Inc.(b)	759	27,643
MACOM Technology Solutions Holdings, Inc.(b)	640	8,890
NXP Semiconductors NV	607	64,111
Photronics, Inc.(b)	600	5,604
Sumco Corp.	6,100	80,470
Synaptics, Inc.(b)	770	29,006
Tokyo Electron Ltd.	900	142,860
Total		422,400
Software 0.1%
CommVault Systems, Inc.(b)	495	26,037
HubSpot, Inc.(b)	231	42,617
j2 Global, Inc.	420	36,800
Paylocity Holding Corp.(b)	344	33,213
Progress Software Corp.	735	33,523
Qualys, Inc.(b)	175	15,796
SPS Commerce, Inc.(b)	234	24,275
Tenable Holdings, Inc.(b)	765	27,464
TiVo Corp.	2,725	25,533
Trend Micro, Inc.	1,400	69,989
Total		335,247
Technology Hardware, Storage & Peripherals 0.0%
Cray, Inc.(b)	190	4,989
FUJIFILM Holdings Corp.	3,200	149,492
Immersion Corp.(b)	2,950	27,878
Total		182,359
Total Information Technology		1,420,031
Materials 0.2%
Chemicals 0.1%
Balchem Corp.	121	12,283
Chase Corp.	72	6,744
Covestro AG	2,032	111,106
Ingevity Corp.(b)	321	36,918
Quaker Chemical Corp.	44	9,848
Stepan Co.	203	18,786
Total		195,685

18	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.1%
Anglo American PLC	5,628	145,413
BHP Group Ltd.	7,223	191,137
Materion Corp.	520	30,175
Rio Tinto PLC	3,639	211,876
Schnitzer Steel Industries, Inc., Class A	1,030	24,432
South32 Ltd.	3,736	8,824
Total		611,857
Paper & Forest Products 0.0%
Louisiana-Pacific Corp.	1,380	34,569
UPM-Kymmene OYJ	1,956	55,088
Verso Corp., Class A(b)	495	11,048
Total		100,705
Total Materials		908,247
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
American Assets Trust, Inc.	575	26,559
Americold Realty Trust	840	26,888
Braemar Hotels & Resorts, Inc.	800	11,120
CoreCivic, Inc.	1,430	29,758
CorEnergy Infrastructure Trust, Inc.	723	27,322
EastGroup Properties, Inc.	215	24,581
GEO Group, Inc. (The)	1,330	26,627
Industrial Logistics Properties Trust	380	7,543
Investors Real Estate Trust	419	25,257
Mirvac Group	69,139	138,409
Piedmont Office Realty Trust, Inc.	550	11,451
PS Business Parks, Inc.	203	31,185
Ryman Hospitality Properties, Inc.	75	5,970
Washington Prime Group, Inc.	4,575	20,359
Xenia Hotels & Resorts, Inc.	1,450	31,393
Total		444,422
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.0%
CK Asset Holdings Ltd.	1,000	8,041
Kerry Properties Ltd.	36,000	154,093
RE/MAX Holdings, Inc., Class A	95	4,116
RMR Group, Inc. (The), Class A	406	23,483
Swire Pacific Ltd., Class A	3,000	37,991
Total		227,724
Total Real Estate		672,146
Utilities 0.1%
Electric Utilities 0.0%
El Paso Electric Co.	205	12,528
IDACORP, Inc.	351	34,756
Otter Tail Corp.	55	2,821
Portland General Electric Co.	706	36,931
Total		87,036
Gas Utilities 0.0%
Chesapeake Utilities Corp.	285	26,402
Southwest Gas Holdings, Inc.	320	26,621
Total		53,023
Multi-Utilities 0.1%
AGL Energy Ltd.	8,460	132,724
Centrica PLC	80,902	112,090
NorthWestern Corp.	205	14,319
RWE AG(b)	5,399	137,884
Total		397,017
Water Utilities 0.0%
SJW Corp.	90	5,585
Total Utilities		542,661
Total Common Stocks (Cost $14,300,618)		14,866,165

Equity Funds 30.3%
	Shares	Value ($)
International 7.3%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	1,711,532	11,638,417
Columbia Emerging Markets Fund, Institutional 3 Class(a)	526,779	6,774,375
Columbia Overseas Core Fund, Institutional 3 Class(a)	1,258,686	12,108,560
Columbia Overseas Value Fund, Institutional 3 Class(a)	670,965	6,313,784

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2019 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	157,285	1,582,292
Total		38,417,428
U.S. Large Cap 22.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	626,417	16,393,321
Columbia Disciplined Core Fund, Institutional 3 Class(a)	2,291,650	28,531,047
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	1,387,024	13,093,502
Columbia Disciplined Value Fund, Institutional 3 Class(a)	2,850,834	27,995,189
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	206,086	9,201,760
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	1,459,385	21,161,082
Total		116,375,901
U.S. Small Cap 1.0%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	240,373	5,569,438
Total Equity Funds (Cost $144,587,585)		160,362,767

Fixed-Income Funds 49.6%

Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	943,545	10,501,652
High Yield 3.6%
Columbia Income Opportunities Fund, Institutional 3 Class(a)	1,950,134	19,091,813
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	561,954	5,287,987
Fixed-Income Funds (continued)
	Shares	Value ($)
Investment Grade 43.0%
Columbia Corporate Income Fund, Institutional 3 Class(a)	2,534,684	25,727,038
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,234,183	12,169,047
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	780,278	7,873,007
Columbia Quality Income Fund, Institutional 3 Class(a)	13,205,243	71,704,470
Columbia Short Term Bond Fund, Institutional 3 Class(a)	2,634,215	26,263,120
Columbia Total Return Bond Fund, Institutional 3 Class(a)	2,993,008	27,086,720
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,158,005	57,099,117
Total		227,922,519
Total Fixed-Income Funds (Cost $264,479,173)		262,803,971

Money Market Funds 12.0%

Columbia Government Money Market Fund, Institutional 3 Class, 1.967%(a),(c)	2,590,236	2,590,236
Columbia Short-Term Cash Fund, 2.519%(a),(c)	60,846,008	60,839,923
Total Money Market Funds (Cost $63,433,787)		63,430,159
Total Investments in Securities (Cost: $515,963,062)		527,970,121
Other Assets & Liabilities, Net		1,808,411
Net Assets		529,778,532

At April 30, 2019, securities and/or cash totaling $1,615,173 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
145,000 AUD	101,582 USD	JPMorgan	06/13/2019	—	(743)
203,000 DKK	30,371 USD	JPMorgan	06/13/2019	—	(249)
404,000 ILS	111,599 USD	JPMorgan	06/13/2019	—	(1,009)
700,000 NOK	80,728 USD	JPMorgan	06/13/2019	—	(548)
139,000 SGD	101,905 USD	JPMorgan	06/13/2019	—	(366)
81,291 USD	63,000 GBP	JPMorgan	06/13/2019	1,052	—
Total				1,052	(2,915)

20	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2019 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	17	06/2019	USD	1,629,450	—	(1,215)
Russell 2000 E-mini	1	06/2019	USD	79,710	2,054	—
S&P 500 E-mini	121	06/2019	USD	17,838,425	962,414	—
TOPIX Index	39	06/2019	JPY	629,850,000	54,769	—
U.S. Treasury 10-Year Note	310	06/2019	USD	38,338,281	370,217	—
Total					1,389,454	(1,215)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(162)	06/2019	USD	(8,749,620)	—	(342,430)
Russell 2000 E-mini	(9)	06/2019	USD	(717,390)	—	(3,170)
Total					—	(345,600)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Alternative Beta Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(112,526)	—	3,614,890
Columbia Commodity Strategy Fund, Institutional 3 Class
	570,509	2,824	(1)	573,332	—	—	5,600	—	2,539,863
Columbia Contrarian Core Fund, Institutional 3 Class
	685,648	180	(59,411)	626,417	—	553,293	1,046,261	—	16,393,321
Columbia Contrarian Europe Fund, Institutional 3 Class
	1,865,982	1,358	(155,808)	1,711,532	—	(54,875)	1,301,165	—	11,638,417
Columbia Corporate Income Fund, Institutional 3 Class
	2,561,473	22,490	(49,279)	2,534,684	—	(11,870)	699,811	224,969	25,727,038
Columbia Disciplined Core Fund, Institutional 3 Class
	2,473,254	755	(182,359)	2,291,650	—	599,040	1,672,588	—	28,531,047
Columbia Disciplined Growth Fund, Institutional 3 Class
	1,589,903	13,892	(216,771)	1,387,024	—	(226,841)	1,313,755	—	13,093,502
Columbia Disciplined Value Fund, Institutional 3 Class
	2,975,816	195,427	(320,409)	2,850,834	—	186,585	1,325,046	—	27,995,189
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	937,923	10,867	(5,245)	943,545	—	(3,330)	116,474	109,416	10,501,652
Columbia Emerging Markets Fund, Institutional 3 Class
	567,521	1,012	(41,754)	526,779	—	133,262	315,648	—	6,774,375
Columbia Government Money Market Fund, Institutional 3 Class, 1.967%
	2,568,342	21,894	—	2,590,236	—	—	—	13,152	2,590,236
Columbia Income Opportunities Fund, Institutional 3 Class
	1,969,497	25,191	(44,554)	1,950,134	—	(14,156)	542,547	243,635	19,091,813
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	565,167	130	(3,343)	561,954	—	(783)	124,853	—	5,287,987
Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Large Cap Growth Fund, Institutional 3 Class
	228,932	34	(22,880)	206,086	—	229,596	747,617	—	9,201,760
Columbia Limited Duration Credit Fund, Institutional 3 Class
	1,229,048	9,533	(4,398)	1,234,183	—	(1,314)	185,898	87,863	12,169,047
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	779,685	8,390	(7,797)	780,278	—	538	101,328	71,832	7,873,007
Columbia Multi-Asset Income Fund, Institutional 3 Class
	2,141,025	33,367	—	2,174,392	—	—	581,960	308,425	20,352,306
Columbia Overseas Core Fund, Institutional 3 Class
	1,316,936	1,698	(59,948)	1,258,686	—	(39,790)	676,010	—	12,108,560
Columbia Overseas Value Fund, Institutional 3 Class
	697,151	926	(27,112)	670,965	—	20,684	283,037	—	6,313,784
Columbia Pacific/Asia Fund, Institutional 3 Class
	160,013	206	(2,934)	157,285	—	3,765	114,496	—	1,582,292
Columbia Quality Income Fund, Institutional 3 Class
	13,145,834	129,449	(70,040)	13,205,243	—	(2,101)	663,696	582,177	71,704,470
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	1,580,894	468	(121,977)	1,459,385	—	284,665	1,639,580	—	21,161,082
Columbia Short Term Bond Fund, Institutional 3 Class
	2,611,334	22,881	—	2,634,215	—	—	209,380	188,446	26,263,120
Columbia Short-Term Cash Fund, 2.519%
	58,297,720	6,244,971	(3,696,683)	60,846,008	—	(200)	200	364,295	60,839,923
Columbia Small Cap Index Fund, Institutional 3 Class
	240,373	—	—	240,373	—	—	254,795	—	5,569,438
Columbia Total Return Bond Fund, Institutional 3 Class
	2,994,592	29,427	(31,011)	2,993,008	—	(2,927)	333,986	228,532	27,086,720
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	5,124,759	37,075	(3,829)	5,158,005	—	(690)	411,866	302,104	57,099,117
Total					—	1,652,551	14,555,071	2,724,846	513,103,956

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2019.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
DKK	Danish Krone
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
22	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2019 (Unaudited)
Currency Legend  (continued)
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019	23

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	26,507,059	—	—	—	26,507,059
Common Stocks
Communication Services	168,517	532,275	—	—	700,792
Consumer Discretionary	591,764	1,172,831	—	—	1,764,595
Consumer Staples	288,712	1,021,094	—	—	1,309,806
Energy	156,813	582,061	—	—	738,874
Financials	837,402	1,942,754	—	—	2,780,156
Health Care	713,479	1,109,641	—	—	1,823,120
Industrials	698,730	1,507,007	—	—	2,205,737
Information Technology	835,279	584,752	—	—	1,420,031
Materials	184,803	723,444	—	—	908,247
Real Estate	333,612	338,534	—	—	672,146
Utilities	159,963	382,698	—	—	542,661
Total Common Stocks	4,969,074	9,897,091	—	—	14,866,165
Equity Funds	160,362,767	—	—	—	160,362,767
Fixed-Income Funds	262,803,971	—	—	—	262,803,971
Money Market Funds	2,590,236	—	—	60,839,923	63,430,159
Total Investments in Securities	457,233,107	9,897,091	—	60,839,923	527,970,121
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,052	—	—	1,052
Futures Contracts	1,389,454	—	—	—	1,389,454
Liability
Forward Foreign Currency Exchange Contracts	—	(2,915)	—	—	(2,915)
Futures Contracts	(346,815)	—	—	—	(346,815)
Total	458,275,746	9,895,228	—	60,839,923	529,010,897
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
24	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2019

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.8%
	Shares	Value ($)
Columbia Alternative Beta Fund, Institutional 3 Class(a),(b)	468,858	3,614,890
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,127,569	13,855,132
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	4,147,442	38,820,053
Total Alternative Strategies Funds (Cost $62,444,697)		56,290,075

Common Stocks 2.2%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.0%
China Communications Services Corp., Ltd., Class H	112,000	90,332
Hellenic Telecommunications Organization SA	2,931	40,698
Nippon Telegraph & Telephone Corp.	3,700	153,951
Telenor ASA	7,992	160,443
Total		445,424
Entertainment 0.0%
Glu Mobile, Inc.(b)	13,600	148,784
Marcus Corp. (The)	400	15,048
Total		163,832
Interactive Media & Services 0.0%
Meet Group, Inc. (The)(b)	18,800	104,528
Momo, Inc., ADR	2,134	74,840
Total		179,368
Media 0.1%
Entravision Communications Corp., Class A	14,300	41,041
MSG Networks, Inc., Class A(b)	5,750	132,422
National CineMedia, Inc.	16,300	113,774
Nexstar Media Group, Inc., Class A	1,110	129,926
RTL Group SA	1,596	89,683
TEGNA, Inc.	1,300	20,696
Total		527,542
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.0%
NTT DoCoMo, Inc.	4,000	86,862
Shenandoah Telecommunications Co.	2,975	122,957
Total		209,819
Total Communication Services		1,525,985
Consumer Discretionary 0.3%
Auto Components 0.0%
Dana, Inc.	2,050	39,975
Magna International, Inc.	3,272	182,125
Modine Manufacturing Co.(b)	2,150	31,799
Superior Industries International, Inc.	10,900	53,955
Tower International, Inc.	900	21,006
Total		328,860
Automobiles 0.0%
Fiat Chrysler Automobiles NV	711	10,952
Kia Motors Corp.	508	19,692
Peugeot SA	2,088	54,707
Suzuki Motor Corp.	3,200	146,028
Total		231,379
Diversified Consumer Services 0.0%
Adtalem Global Education, Inc.(b)	525	25,893
Hotels, Restaurants & Leisure 0.1%
BJ’s Restaurants, Inc.	500	24,955
Bloomin’ Brands, Inc.	3,100	61,969
Boyd Gaming Corp.	1,500	43,170
Brinker International, Inc.	3,125	133,656
Dave & Buster’s Entertainment, Inc.	2,825	160,573
Dine Brands Global, Inc.	1,520	134,763
Penn National Gaming, Inc.(b)	4,350	94,265
Planet Fitness, Inc., Class A(b)	2,870	217,259
SeaWorld Entertainment, Inc.(b)	5,450	145,079
Total		1,015,689
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019	25

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.0%
Berkeley Group Holdings PLC	1,962	96,095
Persimmon PLC	3,368	98,202
Sony Corp.	3,400	171,252
Turtle Beach Corp.(b)	4,900	50,176
Zagg, Inc.(b)	10,900	89,816
Total		505,541
Internet & Direct Marketing Retail 0.0%
Etsy, Inc.(b)	330	22,288
Stamps.com, Inc.(b)	770	66,066
Total		88,354
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	3,100	129,022
Sturm Ruger & Co., Inc.	2,325	130,177
Total		259,199
Multiline Retail 0.0%
Wesfarmers Ltd.	3,227	81,909
Specialty Retail 0.1%
Abercrombie & Fitch Co., Class A	2,050	61,274
Bed Bath & Beyond, Inc.	7,450	124,489
Genesco, Inc.(b)	2,250	100,822
Hibbett Sports, Inc.(b)	2,350	48,645
MarineMax, Inc.(b)	5,300	91,637
Office Depot, Inc.	43,400	104,160
Petrobras Distribuidora SA	4,300	25,749
Rent-A-Center, Inc.(b)	4,820	120,163
Shoe Carnival, Inc.	2,875	102,522
Signet Jewelers Ltd.	975	22,601
Tailored Brands, Inc.	7,350	59,903
Total		861,965
Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	113	29,036
Burberry Group PLC	5,710	150,183
Crocs, Inc.(b)	600	16,710
Deckers Outdoor Corp.(b)	1,090	172,449
Fossil Group, Inc.(b)	7,200	94,104
Kering SA	274	161,957
Common Stocks (continued)
Issuer	Shares	Value ($)
Movado Group, Inc.	3,105	110,693
Vera Bradley, Inc.(b)	1,500	18,420
Total		753,552
Total Consumer Discretionary		4,152,341
Consumer Staples 0.1%
Beverages 0.0%
Coca-Cola European Partners PLC	2,505	134,243
Heineken Holding NV	188	19,094
Total		153,337
Food & Staples Retailing 0.1%
Ingles Markets, Inc., Class A	1,100	30,195
J. Sainsbury PLC	11,561	33,543
Koninklijke Ahold Delhaize NV	6,953	167,356
Loblaw Companies Ltd.	400	19,595
President Chain Store Corp.	1,000	9,330
SPAR Group Ltd. (The)	2,818	38,217
SpartanNash Co.	7,700	124,509
Wal-Mart de Mexico SAB de CV, Class V	8,032	23,599
Weis Markets, Inc.	725	30,486
Total		476,830
Food Products 0.0%
John B. Sanfilippo & Son, Inc.	1,320	95,185
Nestlé SA, Registered Shares	317	30,504
Uni-President Enterprises Corp.	62,000	147,354
Total		273,043
Personal Products 0.0%
Edgewell Personal Care Co.(b)	2,425	99,983
Medifast, Inc.	1,130	165,759
Usana Health Sciences, Inc.(b)	1,530	127,694
Total		393,436
Tobacco 0.0%
Eastern Co. SAE	57,561	60,913
Imperial Brands PLC	5,060	160,733
Swedish Match AB	2,921	142,427
Vector Group Ltd.	2,500	23,825
Total		387,898
Total Consumer Staples		1,684,544

26	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services 0.0%
Cactus, Inc., Class A(b)	3,275	118,883
Mammoth Energy Services, Inc.	3,025	47,160
Matrix Service Co.(b)	6,350	124,523
Noble Corp. PLC(b)	8,500	22,355
Profire Energy, Inc.(b)	10,800	17,064
Total		329,985
Oil, Gas & Consumable Fuels 0.1%
California Resources Corp.(b)	4,250	89,590
Canadian Natural Resources Ltd.	2,000	60,043
China Petroleum & Chemical Corp., Class H	184,000	141,443
CVR Energy, Inc.	2,875	131,129
Delek U.S. Holdings, Inc.	400	14,824
Denbury Resources, Inc.(b)	18,400	41,032
ENI SpA	8,741	149,196
Imperial Oil Ltd.	1,600	46,482
Motor Oil Hellas Corinth Refineries SA	1,256	32,034
OMV AG	660	35,347
PT Bukit Asam Tbk(b)	425,300	118,320
Renewable Energy Group, Inc.(b)	1,275	30,753
REX American Resources Corp.(b)	470	39,720
Royal Dutch Shell PLC, Class B	358	11,505
Southwestern Energy Co.(b)	12,600	49,770
Suncor Energy, Inc.	3,600	118,719
W&T Offshore, Inc.(b)	2,000	12,760
World Fuel Services Corp.	1,000	30,850
Total		1,153,517
Total Energy		1,483,502
Financials 0.4%
Banks 0.2%
Agricultural Bank of China Ltd., Class H	178,000	82,269
Akbank T.A.S.(b)	33,059	33,907
Bancorp, Inc. (The)(b)	13,300	135,793
Bank Leumi Le-Israel BM	15,891	108,695
Banner Corp.	925	49,044
BNP Paribas SA	343	18,254
Cadence BanCorp	3,050	69,388
Common Stocks (continued)
Issuer	Shares	Value ($)
Cathay General Bancorp	4,250	156,357
Chemical Financial Corp.	2,125	93,351
Customers Bancorp, Inc.(b)	5,650	127,973
DBS Group Holdings Ltd.	3,600	74,864
Enterprise Financial Services Corp.	3,000	127,620
First BanCorp	13,700	154,810
Hancock Whitney Corp.	3,650	159,651
Hope Bancorp, Inc.	7,000	98,420
Iberiabank Corp.	2,170	172,515
International Bancshares Corp.	3,340	138,510
Metropolitan Bank Holding Corp.(b)	375	14,966
Nedbank Group Ltd.	1,689	31,414
OFG Bancorp	7,000	141,260
Postal Savings Bank of China Co., Ltd.(c)	79,000	48,074
Preferred Bank	2,400	118,056
Qatar National Bank QPSC	880	47,334
Raiffeisen Bank International AG	1,701	45,349
RHB Bank Bhd	7,500	10,819
Royal Bank of Canada	2,400	191,273
S&T Bancorp, Inc.	1,075	43,086
Sberbank of Russia PJSC	16,690	58,124
Shinhan Financial Group Co., Ltd.	426	16,101
Societe Generale SA	3,638	115,148
Standard Bank Group Ltd.	12,703	176,714
Sumitomo Mitsui Financial Group, Inc.	1,000	36,346
Turkiye Is Bankasi AS(b)	43,134	38,747
Total		2,934,232
Capital Markets 0.0%
Cohen & Steers, Inc.	325	16,299
Federated Investors, Inc., Class B	5,000	153,650
Greenhill & Co., Inc.	5,250	108,728
Waddell & Reed Financial, Inc., Class A	6,850	128,300
Total		406,977
Consumer Finance 0.0%
Enova International, Inc.(b)	5,700	156,351
Nelnet, Inc., Class A	2,375	137,869
Total		294,220

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019	27

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.0%
ORIX Corp.	9,000	127,492
Insurance 0.1%
Allianz SE, Registered Shares	988	238,029
American Equity Investment Life Holding Co.	4,150	122,052
Assicurazioni Generali SpA	9,709	188,390
AXA SA	6,871	182,991
CNP Assurances	952	22,466
Dai-ichi Life Holdings, Inc.	6,000	86,609
Employers Holdings, Inc.	3,225	138,417
Genworth Financial, Inc., Class A(b)	14,100	53,439
Porto Seguro SA	8,700	120,634
Selective Insurance Group, Inc.	375	26,741
Universal Insurance Holdings, Inc.	4,092	121,901
Total		1,301,669
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Arbor Realty Trust, Inc.	2,726	37,237
Ladder Capital Corp., Class A	8,423	146,560
PennyMac Mortgage Investment Trust	800	16,800
Western Asset Mortgage Capital Corp.	9,400	98,888
Total		299,485
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.(b)	4,100	194,545
Federal Agricultural Mortgage Corp.	1,780	136,134
Merchants Bancorp	1,450	35,061
MGIC Investment Corp.(b)	12,600	184,464
NMI Holdings, Inc., Class A(b)	4,600	129,168
Radian Group, Inc.	7,900	185,018
Total		864,390
Total Financials		6,228,465
Health Care 0.3%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	2,050	49,303
Alder Biopharmaceuticals, Inc.(b)	6,215	84,462
Arena Pharmaceuticals, Inc.(b)	700	32,025
Array BioPharma, Inc.(b)	4,420	99,936
Atara Biotherapeutics, Inc.(b)	2,190	73,584
bluebird bio, Inc.(b)	500	70,915
Common Stocks (continued)
Issuer	Shares	Value ($)
Blueprint Medicines Corp.(b)	460	34,781
Clovis Oncology, Inc.(b)	1,475	26,948
Dynavax Technologies Corp.(b)	4,145	27,564
FibroGen, Inc.(b)	860	40,188
Gossamer Bio, Inc.(b)	2,067	35,056
Immunomedics, Inc.(b)	6,720	107,654
Insmed, Inc.(b)	2,310	70,316
Intercept Pharmaceuticals, Inc.(b)	410	35,334
Mirati Therapeutics, Inc.(b)	1,355	80,609
Precision BioSciences, Inc.(b)	3,924	51,012
Puma Biotechnology, Inc.(b)	1,775	57,013
Rubius Therapeutics, Inc.(b)	1,600	27,984
Sage Therapeutics, Inc.(b)	525	88,321
Sarepta Therapeutics, Inc.(b)	575	67,241
TCR2 Therapeutics, Inc.(b)	3,910	65,023
Turning Point Therapeutics, Inc.(b)	1,277	44,440
Ultragenyx Pharmaceutical, Inc.(b)	590	38,940
uniQure NV(b)	1,180	66,304
Total		1,374,953
Health Care Equipment & Supplies 0.0%
Accuray, Inc.(b)	3,600	14,904
Alcon, Inc.(b)	200	11,518
Integer Holdings Corp.(b)	1,870	129,198
LivaNova PLC(b)	630	43,401
Meridian Bioscience, Inc.	4,300	49,493
Quidel Corp.(b)	2,190	140,028
SurModics, Inc.(b)	2,375	103,170
Varex Imaging Corp.(b)	3,000	98,520
Total		590,232
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	1,700	47,437
Amedisys, Inc.(b)	200	25,564
Corvel Corp.(b)	250	17,950
Ensign Group, Inc. (The)	3,150	162,288
Patterson Companies, Inc.	5,950	129,948
Providence Service Corp. (The)(b)	505	33,496
RadNet, Inc.(b)	600	7,266
Tenet Healthcare Corp.(b)	550	12,045

28	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tivity Health, Inc.(b)	3,150	68,103
Triple-S Management Corp., Class B(b)	4,365	99,173
Total		603,270
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	2,425	136,212
Syneos Health, Inc.(b)	3,350	157,216
Total		293,428
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	1,940	74,011
ANI Pharmaceuticals, Inc.(b)	2,025	143,734
Astellas Pharma, Inc.	10,600	143,565
Eisai Co., Ltd.	1,600	93,169
Endo International PLC(b)	13,700	102,750
GlaxoSmithKline PLC	9,028	185,229
GW Pharmaceuticals PLC, ADR(b)	450	76,189
H Lundbeck A/S	461	19,392
Horizon Pharma PLC(b)	3,800	97,014
Medicines Co. (The)(b)	1,790	57,191
Novartis AG, Registered Shares	1,000	81,662
Novo Nordisk A/S, Class B	260	12,714
Odonate Therapeutics, Inc.(b)	2,400	47,184
Phibro Animal Health Corp., Class A	225	7,810
Prestige Consumer Healthcare, Inc.(b)	1,725	50,750
Roche Holding AG, Genusschein Shares	984	259,387
Supernus Pharmaceuticals, Inc.(b)	1,575	57,850
Total		1,509,601
Total Health Care		4,371,484
Industrials 0.3%
Aerospace & Defense 0.0%
Dassault Aviation SA	80	121,043
National Presto Industries, Inc.	1,210	128,865
Safran SA	80	11,656
Total		261,564
Airlines 0.0%
International Consolidated Airlines Group SA	8,772	61,984
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.1%
Advanced Drainage Systems, Inc.	4,650	130,432
Continental Building Product(b)	4,440	113,886
CSW Industrials, Inc.(b)	300	17,985
Gibraltar Industries, Inc.(b)	590	23,405
Masonite International Corp.(b)	950	48,916
Quanex Building Products Corp.	4,000	66,880
Total		401,504
Commercial Services & Supplies 0.0%
Deluxe Corp.	1,475	65,962
Ennis, Inc.	2,900	58,522
HNI Corp.	3,275	120,225
Quad/Graphics, Inc.	5,550	67,766
SP Plus Corp.(b)	2,450	84,574
Total		397,049
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	1,269	58,256
CIMIC Group Ltd.	4,582	163,457
EMCOR Group, Inc.	820	68,995
Great Lakes Dredge & Dock Corp.(b)	13,420	137,287
GS Engineering & Construction Corp.	2,621	91,193
NV5 Global, Inc.(b)	395	25,019
Sinopec Engineering Group Co., Ltd., Class H	80,500	77,846
Taisei Corp.	3,700	162,800
Total		784,853
Electrical Equipment 0.0%
Atkore International Group, Inc.(b)	5,850	144,846
Fuji Electric Co., Ltd.	1,600	56,722
Generac Holdings, Inc.(b)	2,050	112,729
Total		314,297
Industrial Conglomerates 0.0%
CITIC Ltd.	106,000	154,363
Machinery 0.1%
EnPro Industries, Inc.	1,985	147,525
Federal Signal Corp.	5,800	166,866
Global Brass & Copper Holdings, Inc.	3,500	151,865
Gorman-Rupp Co.	1,050	34,965
Hillenbrand, Inc.	3,400	146,268

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019	29

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kadant, Inc.	270	26,484
Milacron Holdings Corp.(b)	8,850	129,299
Rexnord Corp.(b)	5,550	158,730
Sinotruk Hong Kong Ltd.	28,500	61,869
Wabash National Corp.	7,950	119,886
Watts Water Technologies, Inc., Class A	260	22,253
Weichai Power Co., Ltd., Class H	56,000	91,691
Total		1,257,701
Professional Services 0.0%
Heidrick & Struggles International, Inc.	3,500	125,230
Kforce, Inc.	3,850	138,677
Korn/Ferry International	2,525	118,725
Wolters Kluwer NV	152	10,601
Total		393,233
Road & Rail 0.0%
ArcBest Corp.	3,795	115,975
Canadian Pacific Railway Ltd.	400	89,623
Saia, Inc.(b)	1,585	102,058
USA Truck, Inc.(b)	800	11,392
YRC Worldwide, Inc.(b)	4,800	32,688
Total		351,736
Trading Companies & Distributors 0.0%
Applied Industrial Technologies, Inc.	2,300	137,862
Ferguson PLC	427	30,290
Kaman Corp.	2,250	139,298
Total		307,450
Total Industrials		4,685,734
Information Technology 0.3%
Communications Equipment 0.0%
ADTRAN, Inc.	8,500	145,690
Netscout Systems, Inc.(b)	1,400	41,160
Telefonaktiebolaget LM Ericsson, Class B	1,094	10,822
Total		197,672
Electronic Equipment, Instruments & Components 0.1%
AVX Corp.	3,500	57,085
Benchmark Electronics, Inc.	600	16,218
Chimei Innolux Corp.	217,000	69,632
Fabrinet (b)	2,850	172,482
Common Stocks (continued)
Issuer	Shares	Value ($)
Insight Enterprises, Inc.(b)	2,425	137,206
Novanta, Inc.(b)	1,710	148,804
PC Connection, Inc.	3,250	120,770
Scansource, Inc.(b)	1,200	45,180
Tech Data Corp.(b)	1,215	129,531
Venture Corp., Ltd.	3,900	48,911
Total		945,819
IT Services 0.0%
Cardtronics PLC, Class A(b)	4,200	150,192
Cass Information Systems, Inc.	360	17,759
Everi Holdings, Inc.(b)	10,300	105,987
EVERTEC, Inc.	4,975	155,767
MAXIMUS, Inc.	1,810	133,306
TTEC Holdings, Inc.	2,500	91,150
Total		654,161
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	15,270	138,346
Cirrus Logic, Inc.(b)	3,825	181,994
Diodes, Inc.(b)	3,765	137,121
GlobalWafers Co., Ltd.	9,000	98,656
MACOM Technology Solutions Holdings, Inc.(b)	3,150	43,754
Novatek Microelectronics	23,000	150,458
Photronics, Inc.(b)	3,000	28,020
Realtek Semiconductor Corp.	10,000	67,803
Synaptics, Inc.(b)	3,800	143,146
Tokyo Electron Ltd.	900	142,860
Total		1,132,158
Software 0.1%
CommVault Systems, Inc.(b)	2,450	128,870
HubSpot, Inc.(b)	1,140	210,319
j2 Global, Inc.	2,075	181,811
Paylocity Holding Corp.(b)	1,690	163,169
Progress Software Corp.	3,475	158,495
Qualys, Inc.(b)	850	76,721
SPS Commerce, Inc.(b)	1,160	120,338
Tenable Holdings, Inc.(b)	3,775	135,523
TiVo Corp.	13,500	126,495
Total		1,301,741

30	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.0%
Cray, Inc.(b)	950	24,947
FUJIFILM Holdings Corp.	300	14,015
Immersion Corp.(b)	14,500	137,025
Lenovo Group Ltd.	46,000	42,627
Samsung Electronics Co., Ltd.	6,711	263,858
Total		482,472
Total Information Technology		4,714,023
Materials 0.1%
Chemicals 0.0%
Balchem Corp.	600	60,906
Chase Corp.	360	33,721
Covestro AG	1,804	98,639
Ingevity Corp.(b)	1,590	182,866
Quaker Chemical Corp.	220	49,241
Stepan Co.	1,000	92,540
Total		517,913
Construction Materials 0.0%
Anhui Conch Cement Co., Ltd., Class H	4,500	27,467
Metals & Mining 0.1%
Anglo American PLC	2,788	72,035
BHP Group Ltd.	6,889	182,299
Materion Corp.	2,550	147,977
MMC Norilsk Nickel PJSC	191	42,368
Rio Tinto PLC	3,506	204,132
Schnitzer Steel Industries, Inc., Class A	5,100	120,972
Teck Resources Ltd., Class B	2,600	61,482
Vale SA	900	11,531
Total		842,796
Paper & Forest Products 0.0%
Louisiana-Pacific Corp.	6,800	170,340
UPM-Kymmene OYJ	1,253	35,289
Verso Corp., Class A(b)	2,450	54,684
West Fraser Timber Co., Ltd.	1,400	72,074
Total		332,387
Total Materials		1,720,563
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
American Assets Trust, Inc.	2,850	131,642
Americold Realty Trust	4,150	132,841
Braemar Hotels & Resorts, Inc.	4,000	55,600
CoreCivic, Inc.	7,050	146,710
CorEnergy Infrastructure Trust, Inc.	3,566	134,759
EastGroup Properties, Inc.	1,060	121,190
GEO Group, Inc. (The)	6,550	131,131
Industrial Logistics Properties Trust	1,850	36,723
Investors Real Estate Trust	2,043	123,152
Klepierre	1,338	47,527
Mirvac Group	33,714	67,492
Piedmont Office Realty Trust, Inc.	2,700	56,214
PS Business Parks, Inc.	998	153,313
Ryman Hospitality Properties, Inc.	380	30,248
Washington Prime Group, Inc.	22,500	100,125
Xenia Hotels & Resorts, Inc.	7,150	154,797
Total		1,623,464
Real Estate Management & Development 0.0%
CK Asset Holdings Ltd.	12,000	96,487
Kerry Properties Ltd.	6,500	27,822
RE/MAX Holdings, Inc., Class A	450	19,499
RMR Group, Inc. (The), Class A	2,000	115,680
Shimao Property Holdings Ltd.	19,500	59,436
Swire Pacific Ltd., Class A	500	6,332
Total		325,256
Total Real Estate		1,948,720
Utilities 0.1%
Electric Utilities 0.1%
CEZ AS	2,293	53,325
El Paso Electric Co.	1,000	61,110
Enel SpA	5,100	32,256
IDACORP, Inc.	1,730	171,305
Manila Electric Co.	3,980	29,445
Otter Tail Corp.	275	14,107
Portland General Electric Co.	3,485	182,300
Total		543,848

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019	31

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.0%
Chesapeake Utilities Corp.	1,410	130,623
Southwest Gas Holdings, Inc.	1,580	131,440
Total		262,063
Multi-Utilities 0.0%
AGL Energy Ltd.	1,456	22,842
Centrica PLC	27,825	38,552
Engie SA	6,119	90,627
NorthWestern Corp.	1,025	71,596
RWE AG(b)	1,593	40,683
Total		264,300
Water Utilities 0.0%
SJW Corp.	450	27,927
Total Utilities		1,098,138
Total Common Stocks (Cost $32,231,599)		33,613,499

Equity Funds 41.7%
	Shares	Value ($)
International 11.5%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	6,502,340	44,215,911
Columbia Emerging Markets Fund, Institutional 3 Class(a)	2,925,894	37,626,994
Columbia Overseas Core Fund, Institutional 3 Class(a)	3,513,118	33,796,195
Columbia Overseas Value Fund, Institutional 3 Class(a)	2,074,603	19,522,015
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	3,761,395	37,839,637
Total		173,000,752
U.S. Large Cap 28.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,627,315	68,756,834
Columbia Disciplined Core Fund, Institutional 3 Class(a)	5,189,985	64,615,309
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	5,324,531	50,263,585
Columbia Disciplined Value Fund, Institutional 3 Class(a)	9,690,626	95,161,952
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	512,180	22,868,846
Equity Funds (continued)
	Shares	Value ($)
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	4,312,157	62,526,275
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,077,149	36,059,304
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	1,172,752	31,957,499
Total		432,209,604
U.S. Small Cap 1.4%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	902,578	20,912,736
Total Equity Funds (Cost $537,100,880)		626,123,092

Fixed-Income Funds 43.5%

Emerging Markets 1.6%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,190,674	24,382,197
High Yield 7.1%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,599,660	7,539,013
Columbia Income Opportunities Fund, Institutional 3 Class(a)	10,164,415	99,509,627
Total		107,048,640
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	1,577,113	14,840,635
Investment Grade 33.8%
Columbia Corporate Income Fund, Institutional 3 Class(a)	6,198,297	62,912,720
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	3,453,239	34,048,934
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	2,404,828	24,264,712
Columbia Quality Income Fund, Institutional 3 Class(a)	11,918,956	64,719,930
Columbia Short Term Bond Fund, Institutional 3 Class(a)	6,081,988	60,637,423
Columbia Total Return Bond Fund, Institutional 3 Class(a)	20,944,425	189,547,045
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	6,462,469	71,539,528
Total		507,670,292
Total Fixed-Income Funds (Cost $661,220,900)		653,941,764

32	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2019 (Unaudited)
Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Banks 0.0%
Itau Unibanco Holding SA	15,600	135,029
Total Financials		135,029
Total Preferred Stocks (Cost $108,203)		135,029

Money Market Funds 8.4%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 1.967%(a),(d)	13,222,053	13,222,052
Columbia Short-Term Cash Fund, 2.519%(a),(d)	112,705,733	112,694,463
Total Money Market Funds (Cost $125,918,803)		125,916,515
Total Investments in Securities (Cost: $1,419,025,082)		1,496,019,974
Other Assets & Liabilities, Net		5,874,467
Net Assets		1,501,894,441
At April 30, 2019, securities and/or cash totaling $6,152,128 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
45,000 AUD	31,484 USD	Morgan Stanley	06/13/2019	—	(272)
166,000 BRL	41,430 USD	Morgan Stanley	06/13/2019	—	(762)
78,000 CAD	57,805 USD	Morgan Stanley	06/13/2019	—	(482)
93,000 EUR	103,866 USD	Morgan Stanley	06/13/2019	—	(833)
264,000 ILS	72,879 USD	Morgan Stanley	06/13/2019	—	(706)
897,000 NOK	103,467 USD	Morgan Stanley	06/13/2019	—	(683)
50,000 SGD	36,650 USD	Morgan Stanley	06/13/2019	—	(138)
7,245,000 TWD	233,987 USD	Morgan Stanley	06/13/2019	—	(629)
41,598 USD	278,000 DKK	Morgan Stanley	06/13/2019	335	—
218,844 USD	15,490,000 INR	Morgan Stanley	06/13/2019	2,275	—
31,160 USD	601,000 MXN	Morgan Stanley	06/13/2019	323	—
52,043 USD	1,675,000 THB	Morgan Stanley	06/13/2019	474	—
1,060,000 ZAR	72,662 USD	Morgan Stanley	06/13/2019	—	(1,062)
Total				3,407	(5,567)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index Future	396	06/2019	USD	37,956,600	972,192	—
Russell 2000 E-mini	4	06/2019	USD	318,840	8,210	—
S&P 500 E-mini	708	06/2019	USD	104,376,900	6,649,330	—
U.S. Treasury 10-Year Note	362	06/2019	USD	44,769,219	432,318	—
Total					8,062,050	—

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019	33

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2019 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(455)	06/2019	USD	(24,574,550)	—	(962,260)
Russell 2000 E-mini	(70)	06/2019	USD	(5,579,700)	—	(80,034)
Total					—	(1,042,294)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 32	Morgan Stanley	06/20/2024	1.000	Quarterly	USD	9,259,000	(46,024)	—	—	—	(46,024)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Alternative Beta Fund, Institutional 3 Class
	468,858	—	—	468,858	—	—	(112,525)	—	3,614,890
Columbia Commodity Strategy Fund, Institutional 3 Class
	3,124,092	3,477	—	3,127,569	—	—	31,050	—	13,855,132
Columbia Contrarian Core Fund, Institutional 3 Class
	2,769,016	—	(141,701)	2,627,315	—	755,877	5,836,564	—	68,756,834
Columbia Contrarian Europe Fund, Institutional 3 Class
	6,898,163	—	(395,823)	6,502,340	—	401,904	4,273,693	—	44,215,911
Columbia Corporate Income Fund, Institutional 3 Class
	6,181,014	54,695	(37,412)	6,198,297	—	(5,978)	1,677,308	546,089	62,912,720
Columbia Disciplined Core Fund, Institutional 3 Class
	5,442,297	—	(252,312)	5,189,985	—	1,515,415	3,549,021	—	64,615,309
Columbia Disciplined Growth Fund, Institutional 3 Class
	6,999,353	22,883	(1,697,705)	5,324,531	—	(519,706)	4,713,369	—	50,263,585
Columbia Disciplined Value Fund, Institutional 3 Class
	9,806,640	1,557,020	(1,673,034)	9,690,626	—	1,066,974	4,139,577	—	95,161,952
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,168,043	23,288	(657)	2,190,674	—	210	260,567	253,612	24,382,197
Columbia Emerging Markets Fund, Institutional 3 Class
	3,061,939	22	(136,067)	2,925,894	—	349,856	2,103,190	—	37,626,994
Columbia Government Money Market Fund, Institutional 3 Class, 1.967%
	13,145,286	76,767	—	13,222,053	—	—	—	67,295	13,222,052
Columbia High Yield Bond Fund, Institutional 3 Class
	2,582,894	34,122	(17,356)	2,599,660	—	(1,427)	208,568	97,833	7,539,013
Columbia Income Opportunities Fund, Institutional 3 Class
	10,095,885	129,982	(61,452)	10,164,415	—	8,207	2,723,627	1,259,055	99,509,627
34	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	1,576,694	419	—	1,577,113	—	—	346,912	—	14,840,635
Columbia Large Cap Growth Fund, Institutional 3 Class
	541,001	—	(28,821)	512,180	—	610,950	1,758,508	—	22,868,846
Columbia Limited Duration Credit Fund, Institutional 3 Class
	3,427,134	26,105	—	3,453,239	—	—	515,641	245,429	34,048,934
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	2,381,862	22,966	—	2,404,828	—	—	310,872	220,280	24,264,712
Columbia Multi-Asset Income Fund, Institutional 3 Class
	4,083,799	63,643	—	4,147,442	—	—	1,110,034	588,291	38,820,053
Columbia Overseas Core Fund, Institutional 3 Class
	3,610,483	10	(97,375)	3,513,118	—	(62,768)	1,818,802	—	33,796,195
Columbia Overseas Value Fund, Institutional 3 Class
	2,118,039	12	(43,448)	2,074,603	—	18,759	908,896	—	19,522,015
Columbia Pacific/Asia Fund, Institutional 3 Class
	3,938,288	—	(176,893)	3,761,395	—	369,600	2,496,348	—	37,839,637
Columbia Quality Income Fund, Institutional 3 Class
	11,817,020	101,936	—	11,918,956	—	—	592,854	524,362	64,719,930
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	4,550,296	—	(238,139)	4,312,157	—	278,017	5,331,355	—	62,526,275
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	2,233,285	—	(156,136)	2,077,149	—	639,227	3,233,167	—	36,059,304
Columbia Select Large Cap Value Fund, Institutional 3 Class
	1,210,948	—	(38,196)	1,172,752	—	502,351	1,752,461	—	31,957,499
Columbia Short Term Bond Fund, Institutional 3 Class
	6,038,199	43,789	—	6,081,988	—	—	483,990	435,644	60,637,423
Columbia Short-Term Cash Fund, 2.519%
	101,586,963	23,488,822	(12,370,052)	112,705,733	—	(266)	266	657,909	112,694,463
Columbia Small Cap Index Fund, Institutional 3 Class
	902,578	—	—	902,578	—	—	956,733	—	20,912,736
Columbia Total Return Bond Fund, Institutional 3 Class
	20,774,287	182,966	(12,828)	20,944,425	—	(111)	2,292,591	1,591,552	189,547,045
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	6,424,786	37,683	—	6,462,469	—	—	514,970	378,797	71,539,528
Total					—	5,927,091	53,828,409	6,866,148	1,462,271,446

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $48,074, which represents less than 0.01% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at April 30, 2019.
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019	35

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2019 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
ILS	New Israeli Sheqel
INR	Indian Rupee
MXN	Mexican Peso
NOK	Norwegian Krone
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
36	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	56,290,075	—	—	—	56,290,075
Common Stocks
Communication Services	904,016	621,969	—	—	1,525,985
Consumer Discretionary	3,132,328	1,020,013	—	—	4,152,341
Consumer Staples	875,073	809,471	—	—	1,684,544
Energy	995,657	487,845	—	—	1,483,502
Financials	4,440,329	1,788,136	—	—	6,228,465
Health Care	3,517,411	854,073	—	—	4,371,484
Industrials	3,531,963	1,153,771	—	—	4,685,734
Information Technology	3,804,381	909,642	—	—	4,714,023
Materials	1,058,334	662,229	—	—	1,720,563
Real Estate	1,643,624	305,096	—	—	1,948,720
Utilities	790,408	307,730	—	—	1,098,138
Total Common Stocks	24,693,524	8,919,975	—	—	33,613,499
Equity Funds	626,123,092	—	—	—	626,123,092
Fixed-Income Funds	653,941,764	—	—	—	653,941,764
Preferred Stocks
Financials	135,029	—	—	—	135,029
Money Market Funds	13,222,052	—	—	112,694,463	125,916,515
Total Investments in Securities	1,374,405,536	8,919,975	—	112,694,463	1,496,019,974
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	3,407	—	—	3,407
Futures Contracts	8,062,050	—	—	—	8,062,050
Liability
Forward Foreign Currency Exchange Contracts	—	(5,567)	—	—	(5,567)
Futures Contracts	(1,042,294)	—	—	—	(1,042,294)
Swap Contracts	—	(46,024)	—	—	(46,024)
Total	1,381,425,292	8,871,791	—	112,694,463	1,502,991,546
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2019	37

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.8%
	Shares	Value ($)
Columbia Alternative Beta Fund, Institutional 3 Class(a),(b)	468,857	3,614,890
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	4,761,385	21,092,936
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	5,622,849	52,629,869
Total Alternative Strategies Funds (Cost $85,866,775)		77,337,695

Common Stocks 1.6%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.0%
China Communications Services Corp., Ltd., Class H	78,000	62,910
Hellenic Telecommunications Organization SA	2,044	28,382
Nippon Telegraph & Telephone Corp.	2,600	108,182
Telenor ASA	5,561	111,639
Total		311,113
Entertainment 0.0%
Glu Mobile, Inc.(b)	15,100	165,194
Marcus Corp. (The)	425	15,989
Total		181,183
Interactive Media & Services 0.0%
Meet Group, Inc. (The)(b)	20,800	115,648
Momo, Inc., ADR	1,488	52,184
Total		167,832
Media 0.1%
Entravision Communications Corp., Class A	15,900	45,633
MSG Networks, Inc., Class A(b)	6,400	147,392
National CineMedia, Inc.	18,100	126,338
Nexstar Media Group, Inc., Class A	1,230	143,971
RTL Group SA	1,113	62,542
TEGNA, Inc.	1,500	23,880
Total		549,756
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.0%
NTT DoCoMo, Inc.	2,800	60,804
Shenandoah Telecommunications Co.	3,300	136,389
Total		197,193
Total Communication Services		1,407,077
Consumer Discretionary 0.2%
Auto Components 0.0%
Dana, Inc.	2,300	44,850
Magna International, Inc.	2,278	126,797
Modine Manufacturing Co.(b)	2,400	35,496
Superior Industries International, Inc.	12,100	59,895
Tower International, Inc.	1,000	23,340
Total		290,378
Automobiles 0.0%
Fiat Chrysler Automobiles NV	496	7,640
Kia Motors Corp.	354	13,723
Peugeot SA	1,457	38,174
Suzuki Motor Corp.	2,200	100,394
Total		159,931
Diversified Consumer Services 0.0%
Adtalem Global Education, Inc.(b)	575	28,359
Hotels, Restaurants & Leisure 0.1%
BJ’s Restaurants, Inc.	550	27,451
Bloomin’ Brands, Inc.	3,400	67,966
Boyd Gaming Corp.	1,700	48,926
Brinker International, Inc.	3,450	147,556
Dave & Buster’s Entertainment, Inc.	3,125	177,625
Dine Brands Global, Inc.	1,680	148,949
Penn National Gaming, Inc.(b)	4,800	104,016
Planet Fitness, Inc., Class A(b)	3,185	241,104
SeaWorld Entertainment, Inc.(b)	6,050	161,051
Total		1,124,644
38	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.0%
Berkeley Group Holdings PLC	1,368	67,002
Persimmon PLC	2,349	68,491
Sony Corp.	2,400	120,884
Turtle Beach Corp.(b)	5,400	55,296
Zagg, Inc.(b)	12,100	99,704
Total		411,377
Internet & Direct Marketing Retail 0.0%
Etsy, Inc.(b)	375	25,328
Stamps.com, Inc.(b)	850	72,930
Total		98,258
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	3,450	143,589
Sturm Ruger & Co., Inc.	2,575	144,174
Total		287,763
Multiline Retail 0.0%
Wesfarmers Ltd.	2,248	57,060
Specialty Retail 0.1%
Abercrombie & Fitch Co., Class A	2,300	68,747
Bed Bath & Beyond, Inc.	8,300	138,693
Genesco, Inc.(b)	2,500	112,025
Hibbett Sports, Inc.(b)	2,600	53,820
MarineMax, Inc.(b)	5,850	101,146
Office Depot, Inc.	48,200	115,680
Petrobras Distribuidora SA	3,000	17,964
Rent-A-Center, Inc.(b)	5,380	134,123
Shoe Carnival, Inc.	3,200	114,112
Signet Jewelers Ltd.	1,075	24,919
Tailored Brands, Inc.	8,150	66,423
Total		947,652
Textiles, Apparel & Luxury Goods 0.0%
Adidas AG	79	20,300
Burberry Group PLC	3,983	104,760
Crocs, Inc.(b)	650	18,103
Deckers Outdoor Corp.(b)	1,220	193,016
Fossil Group, Inc.(b)	8,050	105,213
Kering SA	191	112,897
Common Stocks (continued)
Issuer	Shares	Value ($)
Movado Group, Inc.	3,450	122,992
Vera Bradley, Inc.(b)	1,600	19,648
Total		696,929
Total Consumer Discretionary		4,102,351
Consumer Staples 0.1%
Beverages 0.0%
Coca-Cola European Partners PLC	1,746	93,568
Heineken Holding NV	131	13,305
Total		106,873
Food & Staples Retailing 0.0%
Ingles Markets, Inc., Class A	1,300	35,685
J. Sainsbury PLC	8,055	23,371
Koninklijke Ahold Delhaize NV	4,850	116,737
Loblaw Companies Ltd.	300	14,697
President Chain Store Corp.	1,000	9,330
SPAR Group Ltd. (The)	1,966	26,662
SpartanNash Co.	8,600	139,062
Wal-Mart de Mexico SAB de CV, Class V	5,604	16,465
Weis Markets, Inc.	800	33,640
Total		415,649
Food Products 0.0%
China Milk Products Group Ltd.(b),(c),(d),(e)	322,000	0
John B. Sanfilippo & Son, Inc.	1,450	104,560
Nestlé SA, Registered Shares	221	21,266
Uni-President Enterprises Corp.	43,000	102,197
Total		228,023
Personal Products 0.1%
Edgewell Personal Care Co.(b)	2,700	111,321
Medifast, Inc.	1,260	184,829
Usana Health Sciences, Inc.(b)	1,695	141,465
Total		437,615
Tobacco 0.0%
Eastern Co. SAE	40,154	42,493
Imperial Brands PLC	3,529	112,100
Swedish Match AB	2,035	99,226
Vector Group Ltd.	2,800	26,684
Total		280,503
Total Consumer Staples		1,468,663

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019	39

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services 0.0%
Cactus, Inc., Class A(b)	3,625	131,587
Mammoth Energy Services, Inc.	3,350	52,227
Matrix Service Co.(b)	7,050	138,250
Noble Corp. PLC(b)	9,400	24,722
Profire Energy, Inc.(b)	12,000	18,960
Total		365,746
Oil, Gas & Consumable Fuels 0.1%
California Resources Corp.(b)	4,675	98,549
Canadian Natural Resources Ltd.	1,400	42,030
China Petroleum & Chemical Corp., Class H	128,000	98,395
CVR Energy, Inc.	3,200	145,952
Delek U.S. Holdings, Inc.	425	15,750
Denbury Resources, Inc.(b)	20,400	45,492
ENI SpA	6,095	104,033
Imperial Oil Ltd.	1,100	31,956
Motor Oil Hellas Corinth Refineries SA	876	22,343
OMV AG	460	24,636
PT Bukit Asam Tbk(b)	296,600	82,515
Renewable Energy Group, Inc.(b)	1,450	34,974
REX American Resources Corp.(b)	507	42,847
Royal Dutch Shell PLC, Class B	250	8,034
Southwestern Energy Co.(b)	13,900	54,905
Suncor Energy, Inc.	2,500	82,444
W&T Offshore, Inc.(b)	2,200	14,036
World Fuel Services Corp.	1,100	33,935
Total		982,826
Total Energy		1,348,572
Financials 0.3%
Banks 0.1%
Agricultural Bank of China Ltd., Class H	124,000	57,311
Akbank T.A.S.(b)	23,044	23,635
Bancorp, Inc. (The)(b)	14,800	151,108
Bank Leumi Le-Israel BM	11,085	75,821
Banner Corp.	1,025	54,346
BNP Paribas SA	239	12,720
Cadence BanCorp	3,400	77,350
Common Stocks (continued)
Issuer	Shares	Value ($)
Cathay General Bancorp	4,700	172,913
Chemical Financial Corp.	2,375	104,334
Customers Bancorp, Inc.(b)	6,290	142,468
DBS Group Holdings Ltd.	2,500	51,989
Enterprise Financial Services Corp.	3,325	141,446
First BanCorp	15,300	172,890
Hancock Whitney Corp.	4,050	177,147
Hope Bancorp, Inc.	7,750	108,965
Iberiabank Corp.	2,410	191,595
International Bancshares Corp.	3,715	154,061
Metropolitan Bank Holding Corp.(b)	400	15,964
Nedbank Group Ltd.	1,178	21,910
OFG Bancorp	7,800	157,404
Postal Savings Bank of China Co., Ltd.(f)	55,000	33,469
Preferred Bank	2,650	130,354
Qatar National Bank QPSC	613	32,972
Raiffeisen Bank International AG	1,186	31,619
RHB Bank Bhd	5,200	7,501
Royal Bank of Canada	1,700	135,485
S&T Bancorp, Inc.	1,200	48,096
Sberbank of Russia PJSC	11,630	40,502
Shinhan Financial Group Co., Ltd.	297	11,225
Societe Generale SA	2,537	80,300
Standard Bank Group Ltd.	8,853	123,156
Sumitomo Mitsui Financial Group, Inc.	700	25,442
Turkiye Is Bankasi AS(b)	30,062	27,004
Total		2,792,502
Capital Markets 0.0%
Cohen & Steers, Inc.	375	18,806
Federated Investors, Inc., Class B	5,550	170,552
Greenhill & Co., Inc.	5,800	120,118
Waddell & Reed Financial, Inc., Class A	7,600	142,348
Total		451,824
Consumer Finance 0.0%
Enova International, Inc.(b)	6,350	174,180
Nelnet, Inc., Class A	2,650	153,833
Total		328,013

40	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.0%
ORIX Corp.	6,300	89,245
Insurance 0.1%
Allianz SE, Registered Shares	689	165,993
American Equity Investment Life Holding Co.	4,650	136,756
Assicurazioni Generali SpA	6,772	131,402
AXA SA	4,792	127,622
CNP Assurances	663	15,646
Dai-ichi Life Holdings, Inc.	4,200	60,626
Employers Holdings, Inc.	3,575	153,439
Genworth Financial, Inc., Class A(b)	15,700	59,503
Porto Seguro SA	6,100	84,583
Selective Insurance Group, Inc.	400	28,524
Universal Insurance Holdings, Inc.	4,573	136,230
Total		1,100,324
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Arbor Realty Trust, Inc.	3,130	42,756
Ladder Capital Corp., Class A	9,382	163,246
PennyMac Mortgage Investment Trust	900	18,900
Western Asset Mortgage Capital Corp.	10,400	109,408
Total		334,310
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.(b)	4,550	215,897
Federal Agricultural Mortgage Corp.	1,970	150,666
Merchants Bancorp	1,600	38,688
MGIC Investment Corp.(b)	13,990	204,814
NMI Holdings, Inc., Class A(b)	5,100	143,208
Radian Group, Inc.	8,800	206,096
Total		959,369
Total Financials		6,055,587
Health Care 0.2%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	2,270	54,594
Alder Biopharmaceuticals, Inc.(b)	6,907	93,866
Arena Pharmaceuticals, Inc.(b)	780	35,685
Array BioPharma, Inc.(b)	4,900	110,789
Atara Biotherapeutics, Inc.(b)	2,430	81,648
bluebird bio, Inc.(b)	560	79,425
Common Stocks (continued)
Issuer	Shares	Value ($)
Blueprint Medicines Corp.(b)	510	38,561
Clovis Oncology, Inc.(b)	1,650	30,146
Dynavax Technologies Corp.(b)	4,595	30,557
FibroGen, Inc.(b)	950	44,394
Gossamer Bio, Inc.(b)	2,294	38,906
Immunomedics, Inc.(b)	7,460	119,509
Insmed, Inc.(b)	2,579	78,505
Intercept Pharmaceuticals, Inc.(b)	450	38,781
Mirati Therapeutics, Inc.(b)	1,510	89,830
Precision BioSciences, Inc.(b)	4,356	56,628
Puma Biotechnology, Inc.(b)	2,010	64,561
Rubius Therapeutics, Inc.(b)	1,780	31,132
Sage Therapeutics, Inc.(b)	580	97,573
Sarepta Therapeutics, Inc.(b)	635	74,257
TCR2 Therapeutics, Inc.(b)	4,340	72,174
Turning Point Therapeutics, Inc.(b)	1,418	49,346
Ultragenyx Pharmaceutical, Inc.(b)	660	43,560
uniQure NV(b)	1,305	73,328
Total		1,527,755
Health Care Equipment & Supplies 0.0%
Accuray, Inc.(b)	4,000	16,560
Alcon, Inc.(b)	139	8,016
Integer Holdings Corp.(b)	2,075	143,362
LivaNova PLC(b)	700	48,223
Meridian Bioscience, Inc.	4,800	55,248
Quidel Corp.(b)	2,425	155,054
SurModics, Inc.(b)	2,650	115,116
Varex Imaging Corp.(b)	3,350	110,014
Total		651,593
Health Care Providers & Services 0.0%
Alfresa Holdings Corp.	1,200	33,485
Amedisys, Inc.(b)	220	28,120
Corvel Corp.(b)	275	19,745
Ensign Group, Inc. (The)	3,500	180,320
Patterson Companies, Inc.	6,600	144,144
Providence Service Corp. (The)(b)	550	36,482
RadNet, Inc.(b)	600	7,266
Tenet Healthcare Corp.(b)	650	14,235

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019	41

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tivity Health, Inc.(b)	3,525	76,210
Triple-S Management Corp., Class B(b)	4,865	110,533
Total		650,540
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	2,700	151,659
Syneos Health, Inc.(b)	3,700	173,641
Total		325,300
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	2,140	81,641
ANI Pharmaceuticals, Inc.(b)	2,250	159,705
Astellas Pharma, Inc.	7,400	100,225
Eisai Co., Ltd.	1,100	64,054
Endo International PLC(b)	15,200	114,000
GlaxoSmithKline PLC	6,296	129,176
GW Pharmaceuticals PLC, ADR(b)	500	84,655
H Lundbeck A/S	321	13,503
Horizon Pharma PLC(b)	4,210	107,481
Medicines Co. (The)(b)	1,990	63,580
Novartis AG, Registered Shares	696	56,837
Novo Nordisk A/S, Class B	181	8,851
Odonate Therapeutics, Inc.(b)	2,700	53,082
Phibro Animal Health Corp., Class A	250	8,677
Prestige Consumer Healthcare, Inc.(b)	1,900	55,898
Roche Holding AG, Genusschein Shares	686	180,833
Supernus Pharmaceuticals, Inc.(b)	1,720	63,176
Total		1,345,374
Total Health Care		4,500,562
Industrials 0.2%
Aerospace & Defense 0.0%
Dassault Aviation SA	56	84,730
National Presto Industries, Inc.	1,340	142,710
Safran SA	56	8,159
Total		235,599
Airlines 0.0%
International Consolidated Airlines Group SA	6,117	43,223
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.0%
Advanced Drainage Systems, Inc.	5,200	145,860
Continental Building Product(b)	4,940	126,711
CSW Industrials, Inc.(b)	325	19,484
Gibraltar Industries, Inc.(b)	650	25,786
Masonite International Corp.(b)	1,050	54,064
Quanex Building Products Corp.	4,400	73,568
Total		445,473
Commercial Services & Supplies 0.0%
Deluxe Corp.	1,650	73,788
Ennis, Inc.	3,250	65,585
HNI Corp.	3,625	133,074
Quad/Graphics, Inc.	6,100	74,481
SP Plus Corp.(b)	2,725	94,067
Total		440,995
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	885	40,628
CIMIC Group Ltd.	3,194	113,942
EMCOR Group, Inc.	910	76,567
Great Lakes Dredge & Dock Corp.(b)	14,960	153,041
GS Engineering & Construction Corp.	1,828	63,602
NV5 Global, Inc.(b)	440	27,870
Sinopec Engineering Group Co., Ltd., Class H	56,000	54,153
Taisei Corp.	2,600	114,400
Total		644,203
Electrical Equipment 0.0%
Atkore International Group, Inc.(b)	6,450	159,702
Fuji Electric Co., Ltd.	1,100	38,996
Generac Holdings, Inc.(b)	2,275	125,102
Total		323,800
Industrial Conglomerates 0.0%
CITIC Ltd.	74,000	107,763
Machinery 0.1%
EnPro Industries, Inc.	2,200	163,504
Federal Signal Corp.	6,450	185,566
Global Brass & Copper Holdings, Inc.	3,875	168,136
Gorman-Rupp Co.	1,150	38,295
Hillenbrand, Inc.	3,800	163,476

42	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kadant, Inc.	300	29,427
Milacron Holdings Corp.(b)	9,850	143,909
Rexnord Corp.(b)	6,200	177,320
Sinotruk Hong Kong Ltd.	20,000	43,417
Wabash National Corp.	8,800	132,704
Watts Water Technologies, Inc., Class A	300	25,677
Weichai Power Co., Ltd., Class H	39,000	63,856
Total		1,335,287
Professional Services 0.0%
Heidrick & Struggles International, Inc.	3,900	139,542
Kforce, Inc.	4,275	153,985
Korn/Ferry International	2,825	132,832
Wolters Kluwer NV	106	7,393
Total		433,752
Road & Rail 0.0%
ArcBest Corp.	4,215	128,810
Canadian Pacific Railway Ltd.	300	67,217
Saia, Inc.(b)	1,750	112,683
USA Truck, Inc.(b)	900	12,816
YRC Worldwide, Inc.(b)	5,300	36,093
Total		357,619
Trading Companies & Distributors 0.0%
Applied Industrial Technologies, Inc.	2,555	153,147
Ferguson PLC	298	21,139
Kaman Corp.	2,500	154,775
Total		329,061
Total Industrials		4,696,775
Information Technology 0.2%
Communications Equipment 0.0%
ADTRAN, Inc.	9,490	162,658
Netscout Systems, Inc.(b)	1,550	45,570
Telefonaktiebolaget LM Ericsson, Class B	763	7,548
Total		215,776
Electronic Equipment, Instruments & Components 0.0%
AVX Corp.	3,900	63,609
Benchmark Electronics, Inc.	650	17,570
Chimei Innolux Corp.	151,000	48,453
Fabrinet (b)	3,150	190,638
Common Stocks (continued)
Issuer	Shares	Value ($)
Insight Enterprises, Inc.(b)	2,700	152,766
Novanta, Inc.(b)	1,900	165,338
PC Connection, Inc.	3,600	133,776
Scansource, Inc.(b)	1,325	49,886
Tech Data Corp.(b)	1,345	143,391
Venture Corp., Ltd.	2,700	33,861
Total		999,288
IT Services 0.0%
Cardtronics PLC, Class A(b)	4,650	166,284
Cass Information Systems, Inc.	390	19,239
Everi Holdings, Inc.(b)	11,400	117,306
EVERTEC, Inc.	5,500	172,205
MAXIMUS, Inc.	2,015	148,405
TTEC Holdings, Inc.	2,750	100,265
Total		723,704
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	17,045	154,428
Cirrus Logic, Inc.(b)	4,250	202,215
Diodes, Inc.(b)	4,160	151,507
GlobalWafers Co., Ltd.	6,000	65,770
MACOM Technology Solutions Holdings, Inc.(b)	3,500	48,615
Novatek Microelectronics	16,000	104,667
Photronics, Inc.(b)	3,300	30,822
Realtek Semiconductor Corp.	7,000	47,462
Synaptics, Inc.(b)	4,225	159,156
Tokyo Electron Ltd.	600	95,240
Total		1,059,882
Software 0.1%
CommVault Systems, Inc.(b)	2,700	142,020
HubSpot, Inc.(b)	1,260	232,457
j2 Global, Inc.	2,295	201,088
Paylocity Holding Corp.(b)	1,880	181,514
Progress Software Corp.	3,875	176,739
Qualys, Inc.(b)	950	85,747
SPS Commerce, Inc.(b)	1,280	132,787
Tenable Holdings, Inc.(b)	4,200	150,780
TiVo Corp.	14,900	139,613
Total		1,442,745

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019	43

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.0%
Cray, Inc.(b)	1,050	27,573
FUJIFILM Holdings Corp.	200	9,343
Immersion Corp.(b)	16,100	152,145
Lenovo Group Ltd.	32,000	29,654
Samsung Electronics Co., Ltd.	4,682	184,083
Total		402,798
Total Information Technology		4,844,193
Materials 0.1%
Chemicals 0.0%
Balchem Corp.	660	66,997
Chase Corp.	400	37,468
Covestro AG	1,257	68,730
Ingevity Corp.(b)	1,760	202,418
Quaker Chemical Corp.	240	53,717
Stepan Co.	1,110	102,719
Total		532,049
Construction Materials 0.0%
Anhui Conch Cement Co., Ltd., Class H	3,000	18,311
Metals & Mining 0.1%
Anglo American PLC	1,944	50,228
BHP Group Ltd.	4,801	127,046
Materion Corp.	2,830	164,225
MMC Norilsk Nickel PJSC	133	29,502
Rio Tinto PLC	2,445	142,357
Schnitzer Steel Industries, Inc., Class A	5,650	134,018
Teck Resources Ltd., Class B	1,800	42,565
Vale SA	600	7,687
Total		697,628
Paper & Forest Products 0.0%
Louisiana-Pacific Corp.	7,600	190,380
UPM-Kymmene OYJ	874	24,615
Verso Corp., Class A(b)	2,700	60,264
West Fraser Timber Co., Ltd.	1,000	51,481
Total		326,740
Total Materials		1,574,728
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
American Assets Trust, Inc.	3,150	145,499
Americold Realty Trust	4,600	147,246
Braemar Hotels & Resorts, Inc.	4,400	61,160
CoreCivic, Inc.	7,850	163,359
CorEnergy Infrastructure Trust, Inc.	3,968	149,951
EastGroup Properties, Inc.	1,180	134,909
GEO Group, Inc. (The)	7,300	146,146
Industrial Logistics Properties Trust	2,050	40,693
Investors Real Estate Trust	2,289	137,981
Klepierre	933	33,141
Mirvac Group	23,503	47,050
Piedmont Office Realty Trust, Inc.	3,000	62,460
PS Business Parks, Inc.	1,116	171,440
Ryman Hospitality Properties, Inc.	420	33,432
Washington Prime Group, Inc.	25,000	111,250
Xenia Hotels & Resorts, Inc.	7,950	172,117
Total		1,757,834
Real Estate Management & Development 0.0%
CK Asset Holdings Ltd.	8,500	68,344
Kerry Properties Ltd.	4,500	19,262
RE/MAX Holdings, Inc., Class A	525	22,748
RMR Group, Inc. (The), Class A	2,225	128,694
Shimao Property Holdings Ltd.	13,500	41,148
Swire Pacific Ltd., Class A	500	6,332
Total		286,528
Total Real Estate		2,044,362
Utilities 0.0%
Electric Utilities 0.0%
CEZ AS	1,599	37,186
El Paso Electric Co.	1,125	68,749
Enel SpA	3,557	22,497
IDACORP, Inc.	1,920	190,118
Manila Electric Co.	2,780	20,567
Otter Tail Corp.	300	15,390
Portland General Electric Co.	3,870	202,440
Total		556,947

44	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.0%
Chesapeake Utilities Corp.	1,565	144,982
Southwest Gas Holdings, Inc.	1,750	145,582
Total		290,564
Multi-Utilities 0.0%
AGL Energy Ltd.	1,015	15,924
Centrica PLC	19,403	26,883
Engie SA	4,267	63,197
NorthWestern Corp.	1,125	78,581
RWE AG(b)	1,111	28,374
Total		212,959
Water Utilities 0.0%
SJW Corp.	485	30,099
Total Utilities		1,090,569
Total Common Stocks (Cost $32,059,440)		33,133,439

Equity Funds 53.4%
	Shares	Value ($)
International 14.9%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	8,570,705	58,280,792
Columbia Emerging Markets Fund, Institutional 3 Class(a)	7,103,692	91,353,477
Columbia Overseas Core Fund, Institutional 3 Class(a)	6,381,438	61,389,440
Columbia Overseas Value Fund, Institutional 3 Class(a)	3,043,014	28,634,761
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	6,673,898	67,139,412
Total		306,797,882
U.S. Large Cap 37.2%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	4,506,882	117,945,108
Columbia Disciplined Core Fund, Institutional 3 Class(a)	9,420,440	117,284,474
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	6,852,629	64,688,821
Columbia Disciplined Value Fund, Institutional 3 Class(a)	16,909,362	166,049,938
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,399,995	62,509,757
Equity Funds (continued)
	Shares	Value ($)
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	7,182,181	104,141,624
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	3,988,143	69,234,168
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	2,286,494	62,306,946
Total		764,160,836
U.S. Small Cap 1.3%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	245,647	5,146,311
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	505,217	10,397,357
Columbia Small Cap Index Fund, Institutional 3 Class(a)	454,518	10,531,189
Total		26,074,857
Total Equity Funds (Cost $936,572,043)		1,097,033,575

Fixed-Income Funds 24.8%

Emerging Markets 1.1%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,080,245	23,153,126
High Yield 7.2%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	19,467,151	56,454,738
Columbia Income Opportunities Fund, Institutional 3 Class(a)	9,428,679	92,306,770
Total		148,761,508
Inflation Protected Securities 0.5%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	1,068,189	10,051,652
Investment Grade 16.0%
Columbia Corporate Income Fund, Institutional 3 Class(a)	10,037,109	101,876,657
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	1,908,294	19,254,685
Columbia Quality Income Fund, Institutional 3 Class(a)	20,560,555	111,643,814
Columbia Short Term Bond Fund, Institutional 3 Class(a)	4,801,782	47,873,770

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019	45

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2019 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,284,698	47,431,605
Total		328,080,531
Total Fixed-Income Funds (Cost $512,690,165)		510,046,817

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Banks 0.0%
Itau Unibanco Holding SA	10,850	93,915
Total Financials		93,915
Total Preferred Stocks (Cost $75,257)		93,915
Money Market Funds 15.8%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 1.967%(a),(g)	21,451,206	21,451,206
Columbia Short-Term Cash Fund, 2.519%(a),(g)	301,799,741	301,769,561
Total Money Market Funds (Cost $323,227,732)		323,220,767
Total Investments in Securities (Cost: $1,890,491,412)		2,040,866,208
Other Assets & Liabilities, Net		12,920,722
Net Assets		2,053,786,930

At April 30, 2019, securities and/or cash totaling $12,399,905 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
31,000 AUD	21,689 USD	Morgan Stanley	06/13/2019	—	(188)
116,000 BRL	28,951 USD	Morgan Stanley	06/13/2019	—	(533)
59,000 CAD	43,724 USD	Morgan Stanley	06/13/2019	—	(365)
65,000 EUR	72,594 USD	Morgan Stanley	06/13/2019	—	(582)
184,000 ILS	50,794 USD	Morgan Stanley	06/13/2019	—	(492)
626,000 NOK	72,208 USD	Morgan Stanley	06/13/2019	—	(477)
30,000 SGD	21,990 USD	Morgan Stanley	06/13/2019	—	(83)
4,941,000 TWD	159,577 USD	Morgan Stanley	06/13/2019	—	(429)
29,029 USD	194,000 DKK	Morgan Stanley	06/13/2019	234	—
152,654 USD	10,805,000 INR	Morgan Stanley	06/13/2019	1,587	—
21,724 USD	419,000 MXN	Morgan Stanley	06/13/2019	225	—
36,290 USD	1,168,000 THB	Morgan Stanley	06/13/2019	331	—
740,000 ZAR	50,727 USD	Morgan Stanley	06/13/2019	—	(741)
Total				2,377	(3,890)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	135	06/2019	EUR	4,660,200	345,362	—
MSCI EAFE Index Future	501	06/2019	USD	48,020,850	814,616	—
Russell 2000 E-mini	235	06/2019	USD	18,731,850	285,799	—
S&P 500 E-mini	1,411	06/2019	USD	208,016,675	13,338,546	—
U.S. Treasury 10-Year Note	865	06/2019	USD	106,976,172	1,033,026	—
Total					15,817,349	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(667)	06/2019	USD	(36,024,670)	—	(1,410,876)

46	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2019 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 32	Morgan Stanley	06/20/2024	1.000	Quarterly	USD	12,512,000	(62,193)	—	—	—	(62,193)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Alternative Beta Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(112,525)	—	3,614,890
Columbia Commodity Strategy Fund, Institutional 3 Class
	4,760,594	791	—	4,761,385	—	—	47,568	—	21,092,936
Columbia Contrarian Core Fund, Institutional 3 Class
	4,707,575	—	(200,693)	4,506,882	—	1,864,777	9,368,349	—	117,945,108
Columbia Contrarian Europe Fund, Institutional 3 Class
	9,073,446	30	(502,771)	8,570,705	—	(184,285)	6,292,170	—	58,280,792
Columbia Corporate Income Fund, Institutional 3 Class
	10,022,245	88,312	(73,448)	10,037,109	—	(14,871)	2,719,713	883,969	101,876,657
Columbia Disciplined Core Fund, Institutional 3 Class
	9,710,054	—	(289,614)	9,420,440	—	1,713,216	7,395,548	—	117,284,474
Columbia Disciplined Growth Fund, Institutional 3 Class
	9,132,526	7,271	(2,287,168)	6,852,629	—	(2,305,849)	7,715,826	—	64,688,821
Columbia Disciplined Value Fund, Institutional 3 Class
	17,014,753	2,120,472	(2,225,863)	16,909,362	—	1,276,723	7,628,886	—	166,049,938
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,068,454	21,769	(9,978)	2,080,245	—	(1,449)	250,096	241,258	23,153,126
Columbia Emerging Markets Fund, Institutional 3 Class
	7,293,895	12	(190,215)	7,103,692	—	584,656	5,307,564	—	91,353,477
Columbia Government Money Market Fund, Institutional 3 Class, 1.967%
	21,338,771	112,435	—	21,451,206	—	—	—	109,226	21,451,206
Columbia High Yield Bond Fund, Institutional 3 Class
	19,338,632	254,622	(126,103)	19,467,151	—	(18,426)	1,565,129	730,894	56,454,738
Columbia Income Opportunities Fund, Institutional 3 Class
	9,365,260	120,200	(56,781)	9,428,679	—	734	2,526,884	1,165,291	92,306,770
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	1,068,117	72	—	1,068,189	—	—	234,992	—	10,051,652
Columbia Large Cap Growth Fund, Institutional 3 Class
	1,469,881	1	(69,887)	1,399,995	—	1,329,155	5,108,986	—	62,509,757
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	1,890,465	17,829	—	1,908,294	—	—	246,711	174,813	19,254,685
Columbia Multi-Asset Income Fund, Institutional 3 Class
	5,536,566	86,283	—	5,622,849	—	—	1,504,915	797,569	52,629,869
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019	47

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Overseas Core Fund, Institutional 3 Class
	6,497,291	—	(115,853)	6,381,438	—	(58,655)	3,227,697	—	61,389,440
Columbia Overseas Value Fund, Institutional 3 Class
	3,088,383	30	(45,399)	3,043,014	—	19,196	1,334,811	—	28,634,761
Columbia Pacific/Asia Fund, Institutional 3 Class
	6,895,140	2	(221,244)	6,673,898	—	389,466	4,654,138	—	67,139,412
Columbia Quality Income Fund, Institutional 3 Class
	20,391,774	168,781	—	20,560,555	—	—	1,022,809	904,775	111,643,814
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	7,465,774	1	(283,594)	7,182,181	—	607,179	8,657,439	—	104,141,624
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	4,181,318	2	(193,177)	3,988,143	—	813,459	6,538,809	—	69,234,168
Columbia Select Large Cap Value Fund, Institutional 3 Class
	2,340,806	14	(54,326)	2,286,494	—	591,425	3,768,998	—	62,306,946
Columbia Select Small Cap Value Fund, Institutional 3 Class
	250,726	9	(5,088)	245,647	—	(23,755)	334,710	—	5,146,311
Columbia Short Term Bond Fund, Institutional 3 Class
	4,766,689	35,093	—	4,801,782	—	—	382,086	343,922	47,873,770
Columbia Short-Term Cash Fund, 2.519%
	277,191,878	50,874,580	(26,266,717)	301,799,741	—	(1,695)	1,694	1,770,197	301,769,561
Columbia Small Cap Growth Fund I, Institutional 3 Class
	527,194	—	(21,977)	505,217	—	(121,161)	1,080,368	—	10,397,357
Columbia Small Cap Index Fund, Institutional 3 Class
	454,518	—	—	454,518	—	—	481,790	—	10,531,189
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	4,261,525	23,173	—	4,284,698	—	—	341,456	251,228	47,431,605
Total					—	6,459,840	89,627,617	7,373,142	2,007,638,854

(b)	Non-income producing investment.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2019, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(d)	Negligible market value.
(e)	Valuation based on significant unobservable inputs.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $33,469, which represents less than 0.01% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at April 30, 2019.
Abbreviation Legend
ADR	American Depositary Receipt
48	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2019 (Unaudited)
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
ILS	New Israeli Sheqel
INR	Indian Rupee
MXN	Mexican Peso
NOK	Norwegian Krone
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019	49

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	77,337,695	—	—	—	77,337,695
Common Stocks
Communication Services	972,618	434,459	—	—	1,407,077
Consumer Discretionary	3,391,026	711,325	—	—	4,102,351
Consumer Staples	901,976	566,687	0*	—	1,468,663
Energy	1,008,616	339,956	—	—	1,348,572
Financials	4,808,477	1,247,110	—	—	6,055,587
Health Care	3,905,582	594,980	—	—	4,500,562
Industrials	3,891,374	805,401	—	—	4,696,775
Information Technology	4,218,112	626,081	—	—	4,844,193
Materials	1,113,939	460,789	—	—	1,574,728
Real Estate	1,829,085	215,277	—	—	2,044,362
Utilities	875,941	214,628	—	—	1,090,569
Total Common Stocks	26,916,746	6,216,693	0*	—	33,133,439
Equity Funds	1,097,033,575	—	—	—	1,097,033,575
Fixed-Income Funds	510,046,817	—	—	—	510,046,817
Preferred Stocks
Financials	93,915	—	—	—	93,915
Money Market Funds	21,451,206	—	—	301,769,561	323,220,767
Total Investments in Securities	1,732,879,954	6,216,693	0*	301,769,561	2,040,866,208
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,377	—	—	2,377
Futures Contracts	15,817,349	—	—	—	15,817,349
Liability
Forward Foreign Currency Exchange Contracts	—	(3,890)	—	—	(3,890)
Futures Contracts	(1,410,876)	—	—	—	(1,410,876)
Swap Contracts	—	(62,193)	—	—	(62,193)
Total	1,747,286,427	6,152,987	0*	301,769,561	2,055,208,975

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
50	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2019	51

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.9%
	Shares	Value ($)
Columbia Alternative Beta Fund, Institutional 3 Class(a),(b)	468,857	3,614,890
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	2,120,048	9,391,814
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	1,621,176	15,174,204
Total Alternative Strategies Funds (Cost $32,072,611)		28,180,908

Common Stocks 2.7%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.1%
China Communications Services Corp., Ltd., Class H	92,000	74,201
Hellenic Telecommunications Organization SA	2,422	33,631
Nippon Telegraph & Telephone Corp.	3,100	128,986
Telenor ASA	6,600	132,498
Total		369,316
Entertainment 0.0%
Glu Mobile, Inc.(b)	6,750	73,845
Marcus Corp. (The)	190	7,148
Total		80,993
Interactive Media & Services 0.0%
Meet Group, Inc. (The)(b)	9,300	51,708
Momo, Inc., ADR	1,763	61,828
Total		113,536
Media 0.0%
Entravision Communications Corp., Class A	7,100	20,377
MSG Networks, Inc., Class A(b)	2,850	65,635
National CineMedia, Inc.	8,050	56,189
Nexstar Media Group, Inc., Class A	550	64,378
RTL Group SA	1,319	74,117
TEGNA, Inc.	650	10,348
Total		291,044
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.0%
NTT DoCoMo, Inc.	3,300	71,662
Shenandoah Telecommunications Co.	1,470	60,755
Total		132,417
Total Communication Services		987,306
Consumer Discretionary 0.3%
Auto Components 0.0%
Dana, Inc.	1,025	19,988
Magna International, Inc.	2,703	150,454
Modine Manufacturing Co.(b)	1,075	15,899
Superior Industries International, Inc.	5,350	26,482
Tower International, Inc.	450	10,503
Total		223,326
Automobiles 0.0%
Fiat Chrysler Automobiles NV	588	9,058
Kia Motors Corp.	419	16,242
Peugeot SA	1,726	45,222
Suzuki Motor Corp.	2,600	118,648
Total		189,170
Diversified Consumer Services 0.0%
Adtalem Global Education, Inc.(b)	250	12,330
Hotels, Restaurants & Leisure 0.1%
BJ’s Restaurants, Inc.	240	11,978
Bloomin’ Brands, Inc.	1,525	30,485
Boyd Gaming Corp.	750	21,585
Brinker International, Inc.	1,540	65,866
Dave & Buster’s Entertainment, Inc.	1,390	79,007
Dine Brands Global, Inc.	750	66,495
Penn National Gaming, Inc.(b)	2,125	46,049
Planet Fitness, Inc., Class A(b)	1,420	107,494
SeaWorld Entertainment, Inc.(b)	2,700	71,874
Total		500,833
52	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.0%
Berkeley Group Holdings PLC	1,621	79,394
Persimmon PLC	2,784	81,174
Sony Corp.	2,800	141,031
Turtle Beach Corp.(b)	2,425	24,832
Zagg, Inc.(b)	5,375	44,290
Total		370,721
Internet & Direct Marketing Retail 0.0%
Etsy, Inc.(b)	160	10,806
Stamps.com, Inc.(b)	380	32,604
Total		43,410
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	1,530	63,679
Sturm Ruger & Co., Inc.	1,150	64,388
Total		128,067
Multiline Retail 0.0%
Wesfarmers Ltd.	2,666	67,669
Specialty Retail 0.1%
Abercrombie & Fitch Co., Class A	1,025	30,637
Bed Bath & Beyond, Inc.	3,675	61,409
Genesco, Inc.(b)	1,110	49,739
Hibbett Sports, Inc.(b)	1,150	23,805
MarineMax, Inc.(b)	2,600	44,954
Office Depot, Inc.	21,400	51,360
Petrobras Distribuidora SA	3,600	21,557
Rent-A-Center, Inc.(b)	2,375	59,209
Shoe Carnival, Inc.	1,420	50,637
Signet Jewelers Ltd.	475	11,011
Tailored Brands, Inc.	3,625	29,544
Total		433,862
Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	94	24,154
Burberry Group PLC	4,719	124,118
Crocs, Inc.(b)	300	8,355
Deckers Outdoor Corp.(b)	540	85,433
Fossil Group, Inc.(b)	3,575	46,725
Kering SA	226	133,585
Common Stocks (continued)
Issuer	Shares	Value ($)
Movado Group, Inc.	1,535	54,723
Vera Bradley, Inc.(b)	750	9,210
Total		486,303
Total Consumer Discretionary		2,455,691
Consumer Staples 0.2%
Beverages 0.0%
Coca-Cola European Partners PLC	2,070	110,931
Heineken Holding NV	155	15,742
Total		126,673
Food & Staples Retailing 0.1%
Ingles Markets, Inc., Class A	600	16,470
J. Sainsbury PLC	9,552	27,714
Koninklijke Ahold Delhaize NV	5,746	138,304
Loblaw Companies Ltd.	400	19,596
President Chain Store Corp.	1,000	9,330
SPAR Group Ltd. (The)	2,329	31,585
SpartanNash Co.	3,800	61,446
Wal-Mart de Mexico SAB de CV, Class V	6,638	19,503
Weis Markets, Inc.	360	15,138
Total		339,086
Food Products 0.0%
John B. Sanfilippo & Son, Inc.	650	46,871
Nestlé SA, Registered Shares	262	25,211
Uni-President Enterprises Corp.	51,000	121,211
Total		193,293
Personal Products 0.0%
Edgewell Personal Care Co.(b)	1,200	49,476
Medifast, Inc.	560	82,147
Usana Health Sciences, Inc.(b)	755	63,012
Total		194,635
Tobacco 0.1%
Eastern Co. SAE	47,566	50,336
Imperial Brands PLC	4,181	132,811
Swedish Match AB	2,413	117,657
Vector Group Ltd.	1,250	11,913
Total		312,717
Total Consumer Staples		1,166,404

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019	53

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services 0.0%
Cactus, Inc., Class A(b)	1,610	58,443
Mammoth Energy Services, Inc.	1,505	23,463
Matrix Service Co.(b)	3,125	61,281
Noble Corp. PLC(b)	5,400	14,202
Profire Energy, Inc.(b)	5,300	8,374
Total		165,763
Oil, Gas & Consumable Fuels 0.1%
California Resources Corp.(b)	2,095	44,163
Canadian Natural Resources Ltd.	1,700	51,037
China Petroleum & Chemical Corp., Class H	152,000	116,844
CVR Energy, Inc.	1,415	64,538
Delek U.S. Holdings, Inc.	190	7,041
Denbury Resources, Inc.(b)	9,100	20,293
ENI SpA	7,222	123,269
Imperial Oil Ltd.	1,300	37,767
Motor Oil Hellas Corinth Refineries SA	1,038	26,474
OMV AG	545	29,188
PT Bukit Asam Tbk(b)	351,400	97,760
Renewable Energy Group, Inc.(b)	650	15,678
REX American Resources Corp.(b)	234	19,775
Royal Dutch Shell PLC, Class B	296	9,513
Southwestern Energy Co.(b)	6,200	24,490
Suncor Energy, Inc.	3,000	98,933
W&T Offshore, Inc.(b)	1,000	6,380
World Fuel Services Corp.	500	15,425
Total		808,568
Total Energy		974,331
Financials 0.5%
Banks 0.3%
Agricultural Bank of China Ltd., Class H	147,000	67,941
Akbank T.A.S.(b)	27,320	28,021
Bancorp, Inc. (The)(b)	6,600	67,386
Bank Leumi Le-Israel BM	13,133	89,830
Banner Corp.	460	24,389
BNP Paribas SA	283	15,061
Cadence BanCorp	1,500	34,125
Common Stocks (continued)
Issuer	Shares	Value ($)
Cathay General Bancorp	2,095	77,075
Chemical Financial Corp.	1,050	46,127
Customers Bancorp, Inc.(b)	2,791	63,216
DBS Group Holdings Ltd.	3,000	62,386
Enterprise Financial Services Corp.	1,480	62,959
First BanCorp	6,800	76,840
Hancock Whitney Corp.	1,810	79,169
Hope Bancorp, Inc.	3,425	48,156
Iberiabank Corp.	1,070	85,065
International Bancshares Corp.	1,655	68,633
Metropolitan Bank Holding Corp.(b)	180	7,184
Nedbank Group Ltd.	1,396	25,964
OFG Bancorp	3,475	70,126
Postal Savings Bank of China Co., Ltd.(c)	65,000	39,555
Preferred Bank	1,180	58,044
Qatar National Bank QPSC	727	39,104
Raiffeisen Bank International AG	1,405	37,458
RHB Bank Bhd	6,200	8,944
Royal Bank of Canada	2,000	159,394
S&T Bancorp, Inc.	530	21,242
Sberbank of Russia PJSC	13,790	48,025
Shinhan Financial Group Co., Ltd.	352	13,304
Societe Generale SA	3,004	95,081
Standard Bank Group Ltd.	10,496	146,012
Sumitomo Mitsui Financial Group, Inc.	800	29,077
Turkiye Is Bankasi AS(b)	35,641	32,016
Total		1,826,909
Capital Markets 0.0%
Cohen & Steers, Inc.	160	8,024
Federated Investors, Inc., Class B	2,475	76,057
Greenhill & Co., Inc.	2,600	53,846
Waddell & Reed Financial, Inc., Class A	3,375	63,214
Total		201,141
Consumer Finance 0.0%
Enova International, Inc.(b)	2,825	77,490
Nelnet, Inc., Class A	1,165	67,628
Total		145,118

54	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.0%
ORIX Corp.	7,500	106,244
Insurance 0.1%
Allianz SE, Registered Shares	816	196,591
American Equity Investment Life Holding Co.	2,060	60,585
Assicurazioni Generali SpA	8,021	155,637
AXA SA	5,677	151,192
CNP Assurances	787	18,572
Dai-ichi Life Holdings, Inc.	5,000	72,174
Employers Holdings, Inc.	1,590	68,243
Genworth Financial, Inc., Class A(b)	7,000	26,530
Porto Seguro SA	7,200	99,835
Selective Insurance Group, Inc.	180	12,836
Universal Insurance Holdings, Inc.	2,031	60,503
Total		922,698
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Arbor Realty Trust, Inc.	1,363	18,619
Ladder Capital Corp., Class A	4,161	72,401
PennyMac Mortgage Investment Trust	400	8,400
Western Asset Mortgage Capital Corp.	4,650	48,918
Total		148,338
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.(b)	2,020	95,849
Federal Agricultural Mortgage Corp.	875	66,920
Merchants Bancorp	700	16,926
MGIC Investment Corp.(b)	6,235	91,280
NMI Holdings, Inc., Class A(b)	2,275	63,882
Radian Group, Inc.	3,900	91,338
Total		426,195
Total Financials		3,776,643
Health Care 0.3%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	1,010	24,290
Alder Biopharmaceuticals, Inc.(b)	3,090	41,993
Arena Pharmaceuticals, Inc.(b)	350	16,013
Array BioPharma, Inc.(b)	2,180	49,290
Atara Biotherapeutics, Inc.(b)	1,080	36,288
bluebird bio, Inc.(b)	250	35,457
Common Stocks (continued)
Issuer	Shares	Value ($)
Blueprint Medicines Corp.(b)	230	17,390
Clovis Oncology, Inc.(b)	725	13,246
Dynavax Technologies Corp.(b)	2,050	13,633
FibroGen, Inc.(b)	420	19,627
Gossamer Bio, Inc.(b)	1,019	17,282
Immunomedics, Inc.(b)	3,320	53,186
Insmed, Inc.(b)	1,155	35,158
Intercept Pharmaceuticals, Inc.(b)	200	17,236
Mirati Therapeutics, Inc.(b)	670	39,858
Precision BioSciences, Inc.(b)	1,937	25,181
Puma Biotechnology, Inc.(b)	875	28,105
Rubius Therapeutics, Inc.(b)	790	13,817
Sage Therapeutics, Inc.(b)	260	43,740
Sarepta Therapeutics, Inc.(b)	285	33,328
TCR2 Therapeutics, Inc.(b)	1,930	32,096
Turning Point Therapeutics, Inc.(b)	631	21,959
Ultragenyx Pharmaceutical, Inc.(b)	290	19,140
uniQure NV(b)	585	32,871
Total		680,184
Health Care Equipment & Supplies 0.0%
Accuray, Inc.(b)	1,800	7,452
Alcon, Inc.(b)	165	9,525
Integer Holdings Corp.(b)	920	63,563
LivaNova PLC(b)	310	21,356
Meridian Bioscience, Inc.	2,100	24,171
Quidel Corp.(b)	1,080	69,055
SurModics, Inc.(b)	1,180	51,259
Varex Imaging Corp.(b)	1,475	48,439
Total		294,820
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	1,400	39,065
Amedisys, Inc.(b)	100	12,782
Corvel Corp.(b)	130	9,334
Ensign Group, Inc. (The)	1,550	79,856
Patterson Companies, Inc.	2,925	63,882
Providence Service Corp. (The)(b)	250	16,582
RadNet, Inc.(b)	300	3,633
Tenet Healthcare Corp.(b)	275	6,023

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019	55

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tivity Health, Inc.(b)	1,545	33,403
Triple-S Management Corp., Class B(b)	2,165	49,189
Total		313,749
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	1,195	67,123
Syneos Health, Inc.(b)	1,650	77,435
Total		144,558
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	950	36,242
ANI Pharmaceuticals, Inc.(b)	1,000	70,980
Astellas Pharma, Inc.	8,800	119,186
Eisai Co., Ltd.	1,300	75,700
Endo International PLC(b)	6,750	50,625
GlaxoSmithKline PLC	7,459	153,037
GW Pharmaceuticals PLC, ADR(b)	225	38,095
H Lundbeck A/S	381	16,027
Horizon Pharma PLC(b)	1,870	47,741
Medicines Co. (The)(b)	890	28,436
Novartis AG, Registered Shares	827	67,535
Novo Nordisk A/S, Class B	214	10,465
Odonate Therapeutics, Inc.(b)	1,200	23,592
Phibro Animal Health Corp., Class A	110	3,818
Prestige Consumer Healthcare, Inc.(b)	860	25,301
Roche Holding AG, Genusschein Shares	813	214,311
Supernus Pharmaceuticals, Inc.(b)	775	28,466
Total		1,009,557
Total Health Care		2,442,868
Industrials 0.4%
Aerospace & Defense 0.0%
Dassault Aviation SA	66	99,861
National Presto Industries, Inc.	595	63,367
Safran SA	66	9,616
Total		172,844
Airlines 0.0%
International Consolidated Airlines Group SA	7,248	51,215
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.0%
Advanced Drainage Systems, Inc.	2,300	64,515
Continental Building Product(b)	2,190	56,174
CSW Industrials, Inc.(b)	140	8,393
Gibraltar Industries, Inc.(b)	290	11,504
Masonite International Corp.(b)	470	24,200
Quanex Building Products Corp.	1,950	32,604
Total		197,390
Commercial Services & Supplies 0.0%
Deluxe Corp.	730	32,646
Ennis, Inc.	1,450	29,261
HNI Corp.	1,620	59,470
Quad/Graphics, Inc.	2,725	33,272
SP Plus Corp.(b)	1,220	42,114
Total		196,763
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	1,048	48,111
CIMIC Group Ltd.	3,786	135,061
EMCOR Group, Inc.	400	33,656
Great Lakes Dredge & Dock Corp.(b)	6,630	67,825
GS Engineering & Construction Corp.	2,166	75,362
NV5 Global, Inc.(b)	200	12,668
Sinopec Engineering Group Co., Ltd., Class H	66,500	64,307
Taisei Corp.	3,100	136,400
Total		573,390
Electrical Equipment 0.0%
Atkore International Group, Inc.(b)	2,875	71,185
Fuji Electric Co., Ltd.	1,300	46,086
Generac Holdings, Inc.(b)	1,010	55,540
Total		172,811
Industrial Conglomerates 0.0%
CITIC Ltd.	88,000	128,150
Machinery 0.1%
EnPro Industries, Inc.	980	72,834
Federal Signal Corp.	2,875	82,714
Global Brass & Copper Holdings, Inc.	1,720	74,631
Gorman-Rupp Co.	525	17,482
Hillenbrand, Inc.	1,700	73,134

56	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kadant, Inc.	135	13,242
Milacron Holdings Corp.(b)	4,375	63,919
Rexnord Corp.(b)	2,750	78,650
Sinotruk Hong Kong Ltd.	23,500	51,015
Wabash National Corp.	3,925	59,189
Watts Water Technologies, Inc., Class A	130	11,127
Weichai Power Co., Ltd., Class H	46,000	75,317
Total		673,254
Professional Services 0.1%
Heidrick & Struggles International, Inc.	1,730	61,900
Kforce, Inc.	1,900	68,438
Korn/Ferry International	1,250	58,775
Wolters Kluwer NV	126	8,787
Total		197,900
Road & Rail 0.1%
ArcBest Corp.	1,870	57,148
Canadian Pacific Railway Ltd.	400	89,623
Saia, Inc.(b)	780	50,224
USA Truck, Inc.(b)	400	5,696
YRC Worldwide, Inc.(b)	2,400	16,344
Total		219,035
Trading Companies & Distributors 0.0%
Applied Industrial Technologies, Inc.	1,130	67,732
Ferguson PLC	353	25,041
Kaman Corp.	1,110	68,720
Total		161,493
Total Industrials		2,744,245
Information Technology 0.4%
Communications Equipment 0.0%
ADTRAN, Inc.	4,220	72,331
Netscout Systems, Inc.(b)	700	20,580
Telefonaktiebolaget LM Ericsson, Class B	904	8,942
Total		101,853
Electronic Equipment, Instruments & Components 0.1%
AVX Corp.	1,725	28,135
Benchmark Electronics, Inc.	300	8,109
Chimei Innolux Corp.	179,000	57,438
Fabrinet (b)	1,400	84,728
Common Stocks (continued)
Issuer	Shares	Value ($)
Insight Enterprises, Inc.(b)	1,200	67,896
Novanta, Inc.(b)	845	73,532
PC Connection, Inc.	1,600	59,456
Scansource, Inc.(b)	590	22,213
Tech Data Corp.(b)	600	63,966
Venture Corp., Ltd.	3,200	40,132
Total		505,605
IT Services 0.0%
Cardtronics PLC, Class A(b)	2,070	74,023
Cass Information Systems, Inc.	178	8,781
Everi Holdings, Inc.(b)	5,050	51,965
EVERTEC, Inc.	2,450	76,709
MAXIMUS, Inc.	900	66,285
TTEC Holdings, Inc.	1,230	44,846
Total		322,609
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	7,570	68,584
Cirrus Logic, Inc.(b)	1,890	89,926
Diodes, Inc.(b)	1,855	67,559
GlobalWafers Co., Ltd.	7,000	76,732
MACOM Technology Solutions Holdings, Inc.(b)	1,550	21,529
Novatek Microelectronics	19,000	124,292
Photronics, Inc.(b)	1,450	13,543
Realtek Semiconductor Corp.	8,000	54,243
Synaptics, Inc.(b)	1,880	70,820
Tokyo Electron Ltd.	700	111,113
Total		698,341
Software 0.1%
CommVault Systems, Inc.(b)	1,210	63,646
HubSpot, Inc.(b)	560	103,315
j2 Global, Inc.	1,023	89,635
Paylocity Holding Corp.(b)	835	80,619
Progress Software Corp.	1,795	81,870
Qualys, Inc.(b)	420	37,909
SPS Commerce, Inc.(b)	570	59,132
Tenable Holdings, Inc.(b)	1,870	67,133
TiVo Corp.	6,650	62,311
Total		645,570

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019	57

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.1%
Cray, Inc.(b)	475	12,474
FUJIFILM Holdings Corp.	200	9,343
Immersion Corp.(b)	7,150	67,567
Lenovo Group Ltd.	38,000	35,214
Samsung Electronics Co., Ltd.	5,546	218,053
Total		342,651
Total Information Technology		2,616,629
Materials 0.2%
Chemicals 0.1%
Balchem Corp.	295	29,946
Chase Corp.	175	16,392
Covestro AG	1,490	81,470
Ingevity Corp.(b)	785	90,283
Quaker Chemical Corp.	108	24,173
Stepan Co.	495	45,807
Total		288,071
Construction Materials 0.0%
Anhui Conch Cement Co., Ltd., Class H	3,500	21,363
Metals & Mining 0.1%
Anglo American PLC	2,304	59,529
BHP Group Ltd.	5,692	150,624
Materion Corp.	1,260	73,118
MMC Norilsk Nickel PJSC	158	35,047
Rio Tinto PLC	2,897	168,674
Schnitzer Steel Industries, Inc., Class A	2,525	59,893
Teck Resources Ltd., Class B	2,100	49,659
Vale SA	700	8,969
Total		605,513
Paper & Forest Products 0.0%
Louisiana-Pacific Corp.	3,375	84,544
UPM-Kymmene OYJ	1,036	29,177
Verso Corp., Class A(b)	1,200	26,784
West Fraser Timber Co., Ltd.	1,200	61,778
Total		202,283
Total Materials		1,117,230
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
American Assets Trust, Inc.	1,400	64,666
Americold Realty Trust	2,050	65,620
Braemar Hotels & Resorts, Inc.	1,950	27,105
CoreCivic, Inc.	3,475	72,315
CorEnergy Infrastructure Trust, Inc.	1,758	66,435
EastGroup Properties, Inc.	525	60,023
GEO Group, Inc. (The)	3,250	65,065
Industrial Logistics Properties Trust	925	18,361
Investors Real Estate Trust	1,019	61,425
Klepierre	1,106	39,286
Mirvac Group	27,859	55,771
Piedmont Office Realty Trust, Inc.	1,325	27,587
PS Business Parks, Inc.	493	75,735
Ryman Hospitality Properties, Inc.	185	14,726
Washington Prime Group, Inc.	11,100	49,395
Xenia Hotels & Resorts, Inc.	3,525	76,316
Total		839,831
Real Estate Management & Development 0.0%
CK Asset Holdings Ltd.	10,000	80,405
Kerry Properties Ltd.	5,500	23,542
RE/MAX Holdings, Inc., Class A	230	9,966
RMR Group, Inc. (The), Class A	990	57,262
Shimao Property Holdings Ltd.	16,000	48,768
Swire Pacific Ltd., Class A	500	6,332
Total		226,275
Total Real Estate		1,066,106
Utilities 0.1%
Electric Utilities 0.1%
CEZ AS	1,894	44,046
El Paso Electric Co.	500	30,555
Enel SpA	4,214	26,652
IDACORP, Inc.	850	84,167
Manila Electric Co.	3,290	24,341
Otter Tail Corp.	140	7,182
Portland General Electric Co.	1,719	89,921
Total		306,864

58	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.0%
Chesapeake Utilities Corp.	695	64,385
Southwest Gas Holdings, Inc.	780	64,888
Total		129,273
Multi-Utilities 0.0%
AGL Energy Ltd.	1,203	18,873
Centrica PLC	22,991	31,854
Engie SA	5,056	74,883
NorthWestern Corp.	500	34,925
RWE AG(b)	1,316	33,609
Total		194,144
Water Utilities 0.0%
SJW Corp.	215	13,343
Total Utilities		643,624
Total Common Stocks (Cost $19,254,107)		19,991,077

Equity Funds 70.9%
	Shares	Value ($)
International 18.5%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	3,053,337	20,762,689
Columbia Emerging Markets Fund, Institutional 3 Class(a)	3,625,596	46,625,169
Columbia Overseas Core Fund, Institutional 3 Class(a)	2,432,947	23,404,955
Columbia Overseas Value Fund, Institutional 3 Class(a)	1,662,248	15,641,753
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	2,880,882	28,981,671
Total		135,416,237
U.S. Large Cap 49.1%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,060,430	53,921,441
Columbia Disciplined Core Fund, Institutional 3 Class(a)	4,068,971	50,658,689
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	3,943,164	37,223,465
Columbia Disciplined Value Fund, Institutional 3 Class(a)	7,978,125	78,345,188
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	508,657	22,711,544
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	3,627,230	52,594,838
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,089,799	36,278,908
Equity Funds (continued)
	Shares	Value ($)
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	1,008,377	27,478,282
Total		359,212,355
U.S. Small Cap 3.3%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	403,828	8,460,193
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	182,724	3,760,460
Columbia Small Cap Index Fund, Institutional 3 Class(a)	493,361	11,431,176
Total		23,651,829
Total Equity Funds (Cost $445,507,969)		518,280,421

Fixed-Income Funds 12.5%

Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	317,094	3,529,259
High Yield 5.4%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,303,341	24,079,687
Columbia Income Opportunities Fund, Institutional 3 Class(a)	1,575,527	15,424,413
Total		39,504,100
Investment Grade 6.6%
Columbia Corporate Income Fund, Institutional 3 Class(a)	2,684,998	27,252,727
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	414,406	4,181,354
Columbia Quality Income Fund, Institutional 3 Class(a)	1,601,910	8,698,373
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	748,669	8,287,764
Total		48,420,218
Total Fixed-Income Funds (Cost $91,186,029)		91,453,577

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Banks 0.0%
Itau Unibanco Holding SA	12,900	111,659
Total Financials		111,659
Total Preferred Stocks (Cost $89,476)		111,659

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019	59

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2019 (Unaudited)
Money Market Funds 9.5%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 1.967%(a),(d)	9,176,080	9,176,080
Columbia Short-Term Cash Fund, 2.519%(a),(d)	60,609,815	60,603,754
Total Money Market Funds (Cost $69,781,004)		69,779,834
Total Investments in Securities (Cost: $657,891,196)		727,797,476
Other Assets & Liabilities, Net		3,417,506
Net Assets		731,214,982
At April 30, 2019, securities and/or cash totaling $3,149,545 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
37,000 AUD	25,887 USD	Morgan Stanley	06/13/2019	—	(224)
137,000 BRL	34,192 USD	Morgan Stanley	06/13/2019	—	(629)
76,000 CAD	56,323 USD	Morgan Stanley	06/13/2019	—	(470)
77,000 EUR	85,996 USD	Morgan Stanley	06/13/2019	—	(689)
218,000 ILS	60,180 USD	Morgan Stanley	06/13/2019	—	(583)
742,000 NOK	85,588 USD	Morgan Stanley	06/13/2019	—	(565)
35,000 SGD	25,655 USD	Morgan Stanley	06/13/2019	—	(97)
5,720,000 TWD	184,736 USD	Morgan Stanley	06/13/2019	—	(497)
34,267 USD	229,000 DKK	Morgan Stanley	06/13/2019	276	—
180,825 USD	12,799,000 INR	Morgan Stanley	06/13/2019	1,880	—
25,768 USD	497,000 MXN	Morgan Stanley	06/13/2019	267	—
43,001 USD	1,384,000 THB	Morgan Stanley	06/13/2019	392	—
876,000 ZAR	60,049 USD	Morgan Stanley	06/13/2019	—	(877)
Total				2,815	(4,631)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index Future	203	06/2019	USD	19,457,550	404,930	—
Russell 2000 E-mini	2	06/2019	USD	159,420	4,105	—
S&P 500 E-mini	396	06/2019	USD	58,380,300	3,887,738	—
U.S. Treasury 10-Year Note	83	06/2019	USD	10,264,766	99,123	—
U.S. Treasury 5-Year Note	22	06/2019	USD	2,544,094	21,267	—
Total					4,417,163	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(272)	06/2019	USD	(14,690,720)	—	(575,358)
Russell 2000 E-mini	(56)	06/2019	USD	(4,463,760)	—	(64,027)
Total					—	(639,385)

60	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2019 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 32	Morgan Stanley	06/20/2024	1.000	Quarterly	USD	3,763,000	(18,705)	—	(61,607)	—	(18,705)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Alternative Beta Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(112,525)	—	3,614,890
Columbia Commodity Strategy Fund, Institutional 3 Class
	2,114,936	5,112	—	2,120,048	—	—	20,944	—	9,391,814
Columbia Contrarian Core Fund, Institutional 3 Class
	2,099,771	—	(39,341)	2,060,430	—	402,425	4,666,476	—	53,921,441
Columbia Contrarian Europe Fund, Institutional 3 Class
	3,126,243	—	(72,906)	3,053,337	—	75,137	2,067,584	—	20,762,689
Columbia Corporate Income Fund, Institutional 3 Class
	2,659,607	25,391	—	2,684,998	—	—	720,882	235,611	27,252,727
Columbia Disciplined Core Fund, Institutional 3 Class
	4,124,865	—	(55,894)	4,068,971	—	427,368	3,470,695	—	50,658,689
Columbia Disciplined Growth Fund, Institutional 3 Class
	5,487,051	57,715	(1,601,602)	3,943,164	—	(1,439,445)	4,530,617	—	37,223,465
Columbia Disciplined Value Fund, Institutional 3 Class
	7,413,740	1,479,314	(914,929)	7,978,125	—	555,653	3,683,603	—	78,345,188
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	313,564	3,530	—	317,094	—	—	37,707	36,696	3,529,259
Columbia Emerging Markets Fund, Institutional 3 Class
	3,683,148	—	(57,552)	3,625,596	—	147,105	2,826,964	—	46,625,169
Columbia Government Money Market Fund, Institutional 3 Class, 1.967%
	9,107,990	68,090	—	9,176,080	—	—	—	46,665	9,176,080
Columbia High Yield Bond Fund, Institutional 3 Class
	8,189,532	113,809	—	8,303,341	—	—	658,275	310,908	24,079,687
Columbia Income Opportunities Fund, Institutional 3 Class
	1,554,387	21,140	—	1,575,527	—	—	421,548	194,291	15,424,413
Columbia Large Cap Growth Fund, Institutional 3 Class
	522,971	—	(14,314)	508,657	—	403,651	1,905,791	—	22,711,544
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	409,968	4,438	—	414,406	—	—	53,540	37,938	4,181,354
Columbia Multi-Asset Income Fund, Institutional 3 Class
	1,596,299	24,877	—	1,621,176	—	—	433,896	229,955	15,174,204
Columbia Overseas Core Fund, Institutional 3 Class
	2,453,845	—	(20,898)	2,432,947	—	(14,126)	1,213,042	—	23,404,955
Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019	61

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Overseas Value Fund, Institutional 3 Class
	1,666,059	152	(3,963)	1,662,248	—	1,756	730,986	—	15,641,753
Columbia Pacific/Asia Fund, Institutional 3 Class
	2,919,950	—	(39,068)	2,880,882	—	90,810	2,062,254	—	28,981,671
Columbia Quality Income Fund, Institutional 3 Class
	1,586,383	15,527	—	1,601,910	—	—	79,627	70,435	8,698,373
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	3,692,949	—	(65,719)	3,627,230	—	37,494	4,586,413	—	52,594,838
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	2,158,640	—	(68,841)	2,089,799	—	283,533	3,526,932	—	36,278,908
Columbia Select Large Cap Value Fund, Institutional 3 Class
	1,015,121	122	(6,866)	1,008,377	—	73,731	1,831,524	—	27,478,282
Columbia Select Small Cap Value Fund, Institutional 3 Class
	407,738	85	(3,995)	403,828	—	24,950	483,168	—	8,460,193
Columbia Short-Term Cash Fund, 2.519%
	54,617,720	11,618,239	(5,626,144)	60,609,815	—	(72)	71	353,677	60,603,754
Columbia Small Cap Growth Fund I, Institutional 3 Class
	188,796	—	(6,072)	182,724	—	(39,855)	384,673	—	3,760,460
Columbia Small Cap Index Fund, Institutional 3 Class
	493,361	—	—	493,361	—	—	522,962	—	11,431,176
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	743,359	5,310	—	748,669	—	—	59,611	43,856	8,287,764
Total					—	1,030,115	40,867,260	1,560,032	707,694,740

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $39,555, which represents 0.01% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at April 30, 2019.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
ILS	New Israeli Sheqel
INR	Indian Rupee
MXN	Mexican Peso
NOK	Norwegian Krone
62	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2019 (Unaudited)
Currency Legend  (continued)
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019	63

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	28,180,908	—	—	—	28,180,908
Common Stocks
Communication Services	472,211	515,095	—	—	987,306
Consumer Discretionary	1,615,396	840,295	—	—	2,455,691
Consumer Staples	496,503	669,901	—	—	1,166,404
Energy	571,283	403,048	—	—	974,331
Financials	2,298,454	1,478,189	—	—	3,776,643
Health Care	1,738,017	704,851	—	—	2,442,868
Industrials	1,789,916	954,329	—	—	2,744,245
Information Technology	1,881,127	735,502	—	—	2,616,629
Materials	571,346	545,884	—	—	1,117,230
Real Estate	812,002	254,104	—	—	1,066,106
Utilities	389,366	254,258	—	—	643,624
Total Common Stocks	12,635,621	7,355,456	—	—	19,991,077
Equity Funds	518,280,421	—	—	—	518,280,421
Fixed-Income Funds	91,453,577	—	—	—	91,453,577
Preferred Stocks
Financials	111,659	—	—	—	111,659
Money Market Funds	9,176,080	—	—	60,603,754	69,779,834
Total Investments in Securities	659,838,266	7,355,456	—	60,603,754	727,797,476
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,815	—	—	2,815
Futures Contracts	4,417,163	—	—	—	4,417,163
Liability
Forward Foreign Currency Exchange Contracts	—	(4,631)	—	—	(4,631)
Futures Contracts	(639,385)	—	—	—	(639,385)
Swap Contracts	—	(18,705)	—	—	(18,705)
Total	663,616,044	7,334,935	—	60,603,754	731,554,733
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
64	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2019

Portfolio of Investments
Columbia Global Strategic Equity Fund, April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 8.9%
Issuer	Shares	Value ($)
Communication Services 0.8%
Diversified Telecommunication Services 0.3%
China Communications Services Corp., Ltd., Class H	126,000	101,623
Hellenic Telecommunications Organization SA	1,254	17,412
Nippon Telegraph & Telephone Corp.	43,400	1,805,806
Telenor ASA	5,724	114,912
Verizon Communications, Inc.	1,545	88,359
Total		2,128,112
Entertainment 0.2%
Nintendo Co., Ltd.	3,100	1,067,689
Interactive Media & Services 0.1%
Alphabet, Inc., Class A(a)	339	406,447
Facebook, Inc., Class A(a)	1,964	379,838
Total		786,285
Wireless Telecommunication Services 0.2%
NTT DoCoMo, Inc.	2,000	43,431
SoftBank Group Corp.	9,400	996,695
Total		1,040,126
Total Communication Services		5,022,212
Consumer Discretionary 1.0%
Auto Components 0.3%
Koito Manufacturing Co., Ltd.	18,700	1,119,770
Lear Corp.	1,100	157,300
Shoei Co., Ltd.	10,700	465,216
Total		1,742,286
Automobiles 0.3%
Fiat Chrysler Automobiles NV	4,239	65,298
Harley-Davidson, Inc.	336	12,509
Toyota Motor Corp.	27,400	1,696,347
Total		1,774,154
Hotels, Restaurants & Leisure 0.1%
Round One Corp.	16,600	223,688
Starbucks Corp.	1,110	86,225
Total		309,913
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.2%
Berkeley Group Holdings PLC	2,461	120,536
Persimmon PLC	1,150	33,531
Sony Corp.	27,300	1,375,049
Total		1,529,116
Internet & Direct Marketing Retail 0.0%
Booking Holdings, Inc.(a)	109	202,194
Leisure Products 0.1%
Shimano, Inc.	4,000	587,933
Multiline Retail 0.0%
Kohl’s Corp.	2,435	173,128
Specialty Retail 0.0%
Advance Auto Parts, Inc.	217	36,091
Best Buy Co., Inc.	919	68,383
Petrobras Distribuidora SA	8,000	47,905
Total		152,379
Textiles, Apparel & Luxury Goods 0.0%
Burberry Group PLC	7,511	197,552
Kering SA	109	64,428
Total		261,980
Total Consumer Discretionary		6,733,083
Consumer Staples 0.9%
Beverages 0.2%
Kirin Holdings Co., Ltd.	52,900	1,203,394
PepsiCo, Inc.	134	17,159
Total		1,220,553
Food & Staples Retailing 0.1%
Koninklijke Ahold Delhaize NV	7,024	169,065
Matsumotokiyoshi Holdings Co., Ltd.	9,000	297,996
Walgreens Boots Alliance, Inc.	2,932	157,067
Walmart, Inc.	1,960	201,567
Total		825,695
Food Products 0.0%
Uni-President Enterprises Corp.	73,000	173,497
Columbia Global Strategic Equity Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.1%
Kimberly-Clark Corp.	425	54,562
Unicharm Corp.	21,500	709,539
Total		764,101
Personal Products 0.4%
Kao Corp.	22,600	1,744,662
Milbon Co., Ltd.	10,400	532,453
Total		2,277,115
Tobacco 0.1%
Altria Group, Inc.	1,335	72,530
Imperial Brands PLC	5,457	173,344
Philip Morris International, Inc.	298	25,795
Total		271,669
Total Consumer Staples		5,532,630
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Canadian Natural Resources Ltd.	2,800	84,061
Cenovus Energy, Inc.	6,800	67,406
China Petroleum & Chemical Corp., Class H	140,000	107,619
China Shenhua Energy Co., Ltd., Class H	5,500	12,174
ConocoPhillips Co.	3,040	191,885
Husky Energy, Inc.	9,800	106,361
Imperial Oil Ltd.	4,400	127,826
PT Bukit Asam Tbk(a)	320,900	89,275
Valero Energy Corp.	409	37,080
Total		823,687
Total Energy		823,687
Financials 0.8%
Banks 0.3%
Agricultural Bank of China Ltd., Class H	47,000	21,723
Akbank T.A.S.(a)	11,714	12,014
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	78,314	131,489
Bank Leumi Le-Israel BM	17,872	122,244
Citigroup, Inc.	3,431	242,572
Fifth Third Bancorp	474	13,661
Mitsubishi UFJ Financial Group, Inc.	196,200	973,451
Postal Savings Bank of China Co., Ltd.(b)	207,000	125,966
Common Stocks (continued)
Issuer	Shares	Value ($)
Raiffeisen Bank International AG	1,007	26,847
Standard Bank Group Ltd.	4,800	66,774
Total		1,736,741
Consumer Finance 0.0%
Ally Financial, Inc.	1,476	43,852
Capital One Financial Corp.	504	46,786
Discover Financial Services	2,484	202,421
Synchrony Financial	1,756	60,881
Total		353,940
Diversified Financial Services 0.2%
AXA Equitable Holdings, Inc.	2,613	59,289
ORIX Corp.	79,900	1,131,850
Voya Financial, Inc.	3,891	213,577
Total		1,404,716
Insurance 0.3%
Aflac, Inc.	4,048	203,938
Allianz SE, Registered Shares	609	146,720
Assicurazioni Generali SpA	7,094	137,650
AXA SA	7,414	197,453
Dai-ichi Life Holdings, Inc.	59,000	851,655
Power Corp. of Canada	2,200	50,480
Prudential Financial, Inc.	693	73,257
Tokio Marine Holdings, Inc.	1,200	60,798
Total		1,721,951
Total Financials		5,217,348
Health Care 1.3%
Biotechnology 0.1%
Alexion Pharmaceuticals, Inc.(a)	350	47,646
Biogen, Inc.(a)	200	45,848
BioMarin Pharmaceutical, Inc.(a)	350	29,936
Celgene Corp.(a)	450	42,597
PeptiDream, Inc.(a)	12,900	698,792
Vertex Pharmaceuticals, Inc.(a)	350	59,143
Total		923,962

2	Columbia Global Strategic Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 0.6%
Asahi Intecc Co., Ltd.	17,500	886,532
Hoya Corp.	28,800	2,034,076
Nakanishi, Inc.	33,400	643,133
Total		3,563,741
Health Care Providers & Services 0.0%
McKesson Corp.	528	62,964
Medipal Holdings Corp.	2,900	65,210
Total		128,174
Pharmaceuticals 0.6%
Allergan PLC	621	91,287
Astellas Pharma, Inc.	49,500	670,422
Daiichi Sankyo Co., Ltd.	20,200	998,777
Eisai Co., Ltd.	900	52,408
H Lundbeck A/S	276	11,610
Johnson & Johnson	2,189	309,087
Merck & Co., Inc.	991	78,002
Pfizer, Inc.	2,068	83,981
Roche Holding AG, Genusschein Shares	857	225,909
Takeda Pharmaceutical Co., Ltd.	36,900	1,361,674
Total		3,883,157
Total Health Care		8,499,034
Industrials 2.0%
Aerospace & Defense 0.1%
Boeing Co. (The)	714	269,670
Dassault Aviation SA	44	66,574
Total		336,244
Airlines 0.0%
International Consolidated Airlines Group SA	9,542	67,425
Japan Airlines Co., Ltd.	2,300	75,011
Southwest Airlines Co.	1,893	102,657
Total		245,093
Building Products 0.4%
Daikin Industries Ltd.	13,100	1,667,885
Maeda Kosen Co., Ltd.	30,900	590,914
Total		2,258,799
Commercial Services & Supplies 0.1%
Aeon Delight Co., Ltd.	12,900	434,331
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.2%
CIMIC Group Ltd.	3,049	108,769
GS Engineering & Construction Corp.	3,111	108,242
Kinden Corp.	53,400	857,982
Sinopec Engineering Group Co., Ltd., Class H	70,000	67,692
Taisei Corp.	3,900	171,600
WSP Global, Inc.	700	37,798
Total		1,352,083
Electrical Equipment 0.2%
Nidec Corp.	10,400	1,485,523
Rockwell Automation, Inc.	261	47,165
Total		1,532,688
Industrial Conglomerates 0.0%
CITIC Ltd.	117,000	170,382
Machinery 0.2%
Sinotruk Hong Kong Ltd.	26,500	57,527
Takuma Co., Ltd.	108,600	1,309,452
Weichai Power Co., Ltd., Class H	47,000	76,955
Total		1,443,934
Professional Services 0.4%
Benefit One, Inc.	23,100	483,089
Nihon M&A Center, Inc.	27,200	776,175
Recruit Holdings Co., Ltd.	39,900	1,201,544
Total		2,460,808
Trading Companies & Distributors 0.4%
ITOCHU Corp.	65,400	1,180,042
Mitsubishi Corp.	60,500	1,666,635
Total		2,846,677
Total Industrials		13,081,039
Information Technology 1.5%
Communications Equipment 0.1%
Cisco Systems, Inc.	5,550	310,522

Columbia Global Strategic Equity Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.4%
Amano Corp.	30,200	789,208
AU Optronics Corp.	386,000	138,049
Keyence Corp.	3,000	1,874,381
Zhen Ding Technology Holding Ltd.	5,000	17,888
Total		2,819,526
IT Services 0.3%
BrainPad, Inc.(a)	7,200	403,334
Comture Corp.	21,700	748,103
MasterCard, Inc., Class A	705	179,239
Obic Co., Ltd.	6,000	696,572
VeriSign, Inc.(a)	573	113,139
Total		2,140,387
Semiconductors & Semiconductor Equipment 0.1%
GlobalWafers Co., Ltd.	4,000	43,847
Intel Corp.	1,539	78,550
Lam Research Corp.	734	152,254
Lasertec Corp.	11,100	504,374
Total		779,025
Software 0.3%
Adobe, Inc.(a)	884	255,697
Digital Arts, Inc.	5,300	457,634
Fortinet, Inc.(a)	274	25,597
JustSystems Corp.	18,200	522,304
Microsoft Corp.	2,460	321,276
Total		1,582,508
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc.	1,316	264,082
Elecom Co., Ltd.	37,000	1,241,497
HP, Inc.	9,300	185,535
NetApp, Inc.	107	7,795
Samsung Electronics Co., Ltd.	4,577	179,955
Total		1,878,864
Total Information Technology		9,510,832
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.1%
Chemicals 0.0%
Covestro AG	1,999	109,301
LyondellBasell Industries NV, Class A	1,995	176,019
Total		285,320
Metals & Mining 0.1%
BHP Group Ltd.	3,642	96,376
Eregli Demir ve Celik Fabrikalari TAS	7,692	11,808
Rio Tinto PLC	3,401	198,019
South32 Ltd.	19,411	45,845
Total		352,048
Paper & Forest Products 0.0%
West Fraser Timber Co., Ltd.	800	41,186
Total Materials		678,554
Real Estate 0.3%
Equity Real Estate Investment Trusts (REITS) 0.2%
Host Hotels & Resorts, Inc.	8,493	163,405
Mirvac Group	54,704	109,511
ORIX JREIT, Inc.	390	684,727
Simon Property Group, Inc.	701	121,764
Total		1,079,407
Real Estate Management & Development 0.1%
Katitas Co., Ltd.	23,000	766,473
Kerry Properties Ltd.	1,500	6,421
Total		772,894
Total Real Estate		1,852,301
Utilities 0.1%
Electric Utilities 0.0%
CLP Holdings Ltd.	6,000	68,098
Inter RAO UES PJSC	901,000	54,626
Total		122,724
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	8,053	137,868
NRG Energy, Inc.	1,430	58,873
Total		196,741

4	Columbia Global Strategic Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.0%
Centrica PLC	38,326	53,101
Engie SA	3,628	53,733
Public Service Enterprise Group, Inc.	649	38,713
Total		145,547
Total Utilities		465,012
Total Common Stocks (Cost $54,104,276)		57,415,732

Equity Funds 84.9%
	Shares	Value ($)
Dividend Income 8.6%
Columbia Dividend Income Fund, Institutional 3 Class(c)	1,538,666	35,573,949
Columbia Global Dividend Opportunity Fund, Institutional 3 Class(c)	1,065,121	19,662,134
Total		55,236,083
International 47.1%
Columbia Contrarian Asia Pacific Fund, Institutional 3 Class(c)	1,084,664	13,829,462
Columbia Contrarian Europe Fund, Institutional 3 Class(c)	7,532,242	51,219,245
Columbia Emerging Markets Fund, Institutional 3 Class(c)	4,096,243	52,677,690
Columbia Global Energy and Natural Resources Fund, Institutional 3 Class(c)	877,541	15,901,042
Columbia Global Infrastructure Fund, Institutional 3 Class(c)	1,876,075	24,820,479
Columbia Global Technology Growth Fund, Institutional 3 Class(a),(c)	920,792	35,091,367
Columbia Overseas Value Fund, Institutional 3 Class(c)	5,938,206	55,878,514
Columbia Select Global Equity Fund, Institutional 3 Class(a),(c)	3,979,242	54,038,111
Total		303,455,910
U.S. Large Cap 25.6%
Columbia Disciplined Value Fund, Institutional 3 Class(c)	6,550,081	64,321,800
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(c)	547,882	24,462,942
Columbia Select Large Cap Equity Fund, Institutional 3 Class(c)	4,520,797	65,551,551
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(c)	620,090	10,764,768
Total		165,101,061
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 3.6%
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(c)	1,136,977	23,398,990
Total Equity Funds (Cost $473,995,249)		547,192,044

Exchange-Traded Funds 2.0%

Columbia Sustainable Global Equity Income ETF(c)	473,280	12,738,236
Total Exchange-Traded Funds (Cost $12,433,066)		12,738,236

Fixed-Income Funds 3.5%

Convertible 3.5%
Columbia Convertible Securities Fund, Institutional 3 Class(c)	1,033,807	22,630,027
Total Fixed-Income Funds (Cost $16,661,179)		22,630,027

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Banks 0.0%
Itau Unibanco Holding SA	9,150	79,200
Total Financials		79,200
Total Preferred Stocks (Cost $66,930)		79,200

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(c),(d)	1,767,408	1,767,231
Total Money Market Funds (Cost $1,767,231)		1,767,231
Total Investments in Securities (Cost: $559,027,931)		641,822,470
Other Assets & Liabilities, Net		2,259,811
Net Assets		644,082,281

Columbia Global Strategic Equity Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, April 30, 2019 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
99,000 AUD	69,264 USD	Morgan Stanley	06/13/2019	—	(599)
132,000 CAD	97,824 USD	Morgan Stanley	06/13/2019	—	(816)
43,000 GBP	55,485 USD	Morgan Stanley	06/13/2019	—	(717)
352,000 ILS	97,172 USD	Morgan Stanley	06/13/2019	—	(941)
13,964,000 JPY	125,173 USD	Morgan Stanley	06/13/2019	—	(631)
64,277,000 KRW	55,281 USD	Morgan Stanley	06/13/2019	2	—
598,000 NOK	68,978 USD	Morgan Stanley	06/13/2019	—	(456)
5,582,000 TWD	180,279 USD	Morgan Stanley	06/13/2019	—	(485)
41,599 USD	278,000 DKK	Morgan Stanley	06/13/2019	335	—
97,165 USD	87,000 EUR	Morgan Stanley	06/13/2019	779	—
138,964 USD	9,836,000 INR	Morgan Stanley	06/13/2019	1,445	—
41,634 USD	1,340,000 THB	Morgan Stanley	06/13/2019	379	—
Total				2,940	(4,645)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $125,966, which represents 0.02% of total net assets.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Contrarian Asia Pacific Fund, Institutional 3 Class
	1,103,729	—	(19,065)	1,084,664	—	(37,893)	1,141,664	—	13,829,462
Columbia Contrarian Europe Fund, Institutional 3 Class
	7,627,255	—	(95,013)	7,532,242	—	(71,999)	5,292,376	—	51,219,245
Columbia Convertible Securities Fund, Institutional 3 Class
	1,036,909	6,748	(9,850)	1,033,807	—	12,165	1,247,434	131,240	22,630,027
Columbia Disciplined Value Fund, Institutional 3 Class
	6,576,026	2,304	(28,249)	6,550,081	—	16,592	3,327,948	—	64,321,800
Columbia Dividend Income Fund, Institutional 3 Class
	1,542,717	8,128	(12,179)	1,538,666	—	47,407	2,875,449	176,003	35,573,949
Columbia Emerging Markets Fund, Institutional 3 Class
	2,107,519	2,058,118	(69,394)	4,096,243	—	204,615	3,214,136	—	52,677,690
Columbia Global Dividend Opportunity Fund, Institutional 3 Class
	2,058,933	7,334	(1,001,146)	1,065,121	—	(569,846)	2,141,693	131,345	19,662,134
Columbia Global Energy and Natural Resources Fund, Institutional 3 Class
	891,142	52	(13,653)	877,541	—	(67,030)	810,930	—	15,901,042
Columbia Global Infrastructure Fund, Institutional 3 Class
	1,906,023	—	(29,948)	1,876,075	—	(231,916)	2,285,774	—	24,820,479
Columbia Global Technology Growth Fund, Institutional 3 Class
	1,024,649	—	(103,857)	920,792	—	1,646,176	3,731,037	—	35,091,367
6	Columbia Global Strategic Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, April 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Large Cap Growth Fund, Institutional 3 Class
	552,317	114	(4,549)	547,882	—	14,741	2,431,440	—	24,462,942
Columbia Overseas Value Fund, Institutional 3 Class
	6,016,420	—	(78,214)	5,938,206	—	87,358	2,541,113	—	55,878,514
Columbia Select Global Equity Fund, Institutional 3 Class
	4,013,071	399	(34,228)	3,979,242	—	81,950	5,175,422	—	54,038,111
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	4,536,175	993	(16,371)	4,520,797	—	31,869	5,667,519	—	65,551,551
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	630,914	143	(10,967)	620,090	—	26,643	1,086,165	—	10,764,768
Columbia Short-Term Cash Fund, 2.519%
	2,135,321	6,393,928	(6,761,841)	1,767,408	—	—	—	11,540	1,767,231
Columbia Small Cap Growth Fund I, Institutional 3 Class
	1,175,214	244	(38,481)	1,136,977	—	191,846	1,937,170	—	23,398,990
Columbia Sustainable Global Equity Income ETF
	—	473,280	—	473,280	—	—	305,171	45,043	12,738,236
Total					—	1,382,678	45,212,441	495,171	584,327,538

(d)	The rate shown is the seven-day current annualized yield at April 30, 2019.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Columbia Global Strategic Equity Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	874,644	4,147,568	—	—	5,022,212
Consumer Discretionary	783,735	5,949,348	—	—	6,733,083
Consumer Staples	528,680	5,003,950	—	—	5,532,630
Energy	614,619	209,068	—	—	823,687
Financials	1,342,203	3,875,145	—	—	5,217,348
Health Care	850,491	7,648,543	—	—	8,499,034
Industrials	457,290	12,623,749	—	—	13,081,039
Information Technology	1,893,686	7,617,146	—	—	9,510,832
Materials	217,205	461,349	—	—	678,554
8	Columbia Global Strategic Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	285,169	1,567,132	—	—	1,852,301
Utilities	235,454	229,558	—	—	465,012
Total Common Stocks	8,083,176	49,332,556	—	—	57,415,732
Equity Funds	547,192,044	—	—	—	547,192,044
Exchange-Traded Funds	12,738,236	—	—	—	12,738,236
Fixed-Income Funds	22,630,027	—	—	—	22,630,027
Preferred Stocks
Financials	79,200	—	—	—	79,200
Money Market Funds	—	—	—	1,767,231	1,767,231
Total Investments in Securities	590,722,683	49,332,556	—	1,767,231	641,822,470
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,940	—	—	2,940
Liability
Forward Foreign Currency Exchange Contracts	—	(4,645)	—	—	(4,645)
Total	590,722,683	49,330,851	—	1,767,231	641,820,765
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Global Strategic Equity Fund | Quarterly Report 2019	9